UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3954

DREYFUS TAX EXEMPT CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2007

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus
A Mellon Financial Company℠

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	8
Statements of Investments	9
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	54
Notes to Financial Statements	63
Report of Independent Registered
Public Accounting Firm	67
Important Tax Information	68
Board Members Information	69
Officers of the Funds	70
For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Taxable). For the 12-month period ended January 31, 2007, the six Dreyfus Cash Management Funds listed below produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	4.95	5.07
Investor Shares	4.70	4.80
Administrative Shares	4.85	4.96
Participant Shares	4.55	4.65

Dreyfus Cash Management Plus, Inc.
Institutional Shares	4.94	5.06
Investor Shares	4.69	4.80
Administrative Shares	4.84	4.95
Participant Shares	4.55	4.64

Dreyfus Government Cash Management
Institutional Shares	4.87	4.98
Investor Shares	4.62	4.72
Administrative Shares	4.77	4.88
Participant Shares	4.47	4.56

Dreyfus Government Prime Cash Management
Institutional Shares	4.84	4.95
Investor Shares	4.59	4.69
Administrative Shares	4.74	4.85
Participant Shares	4.44	4.53

Dreyfus Treasury Cash Management
Institutional Shares	4.79	4.89
Investor Shares	4.54	4.63
Administrative Shares	4.69	4.79
Participant Shares	4.38	4.47

Dreyfus Treasury Prime Cash Management
Institutional Shares	4.58	4.68
Investor Shares	4.34	4.42
Administrative Shares	4.49	4.58
Participant Shares	4.19	4.27

Economic and Market Environment

The reporting period proved to be a time of transition for the U.S. economy and Federal Reserve Board (the “Fed”) policy. Gross domestic product expanded at a robust 5.6% annualized rate in the first quarter of 2006, generally encouraging equity investors but causing some nervousness in bond markets. Low unemployment and strong consumer confidence began to rekindle fixed-income investors’ inflation concerns and, despite another increase in short-term interest rates by the Fed in March, the U.S. Treasury securities yield curve steepened.

By the spring, investors’ economic concerns intensified. Hawkish comments from Fed members in early May sparked sharp declines in longer-term bond prices. In addition, a falling unemployment rate stoked fears that wage inflation might accelerate. Hence, investors widely expected the Fed’s rate hike in May to 5% and its move in June to 5.25% .

The outlook for future Fed action became cloudier over the summer amid worries that an overly aggressive Fed might trigger a recession.These concerns were compounded when it later was announced that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter. Indeed, the U.S. economy appeared to slow further over the summer, when housing markets softened. The Fed cited a slower economy when it left short-term interest rates unchanged at 5.25% in August, the first pause after more than two years of steady rate hikes.

The Fed again left overnight interest rates unchanged in September.While core inflation data remained elevated, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, tumbling oil prices put a lid on one of the main drivers of the market’s inflation fears. At the same time, a decline in the unemployment rate helped to reassure investors that the economy probably was headed for a soft landing. Expectations of slower economic growth were later verified when it was announced that U.S. GDP growth had moderated to an annualized 2.0% in the third quarter of the year.

The Funds 3

As was widely expected, the Fed continued to hold overnight interest rates steady at its meeting in late October. Still, Fed members indicated that further policy firming might be needed if inflation remained above the Fed’s comfort zone.

The Fed’s concerns appeared to be warranted when December showed healthy employment gains. However, other economic data — including declines in consumer confidence and orders for durable goods — suggested that the economy continued to slow, but at a gradual pace that seemed to hold little risk of recession. Accordingly, the Fed left the federal funds rate unchanged at its December meeting.

As 2007 began, some analysts began to predict that further economic weakness might compel the Fed to reduce interest rates later in the year. However, the U.S. economy appeared to gain new momentum in January, when the U.S. Department of Labor reported that weekly wages rose by an inflation-adjusted 2.1% in 2006. Meanwhile, the government also announced that the U.S. economy overall grew at an estimated 3.5% annualized rate in the fourth quarter, faster than anticipated.Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of stronger-than-expected economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, some investors came to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation. The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Portfolio Focus

Over the first half of the reporting period, as short-term interest rates rose, we maintained the funds’ weighted average maturities in a range we considered shorter than industry averages.After the Fed paused in its tightening campaign in August, we increased the funds’ weighted average maturities to the neutral range. However, with yield differences along the money market yield curve near historically narrow levels, it made little sense to establish a longer maturity position.

Although Fed members seem comfortable with interest rates for now, they stand ready to change monetary policy as conditions warrant.Therefore, after a multi-year period in which Fed actions were predictable, we believe that we have entered a more uncertain time, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. Current economic data suggest that the Fed could remain on hold for some time. However, new economic data may paint a different picture, making a relatively cautious investment posture prudent.

February 15, 2007
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2007, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	3.32	3.37
Investor Shares	3.07	3.11
Administrative Shares	3.22	3.27
Participant Shares	2.92	2.96

Dreyfus New York Municipal Cash Management
Institutional Shares	3.31	3.36
Investor Shares	3.06	3.10
Administrative Shares	3.21	3.25
Participant Shares	2.91	2.94

Dreyfus Tax Exempt Cash Management
Institutional Shares	3.29	3.34
Investor Shares	3.04	3.08
Administrative Shares	3.19	3.24
Participant Shares	2.89	2.93

Economic and Market Environment

As it had since June 2004, the Federal Reserve Board (“the Fed”) at the beginning of 2006 continued to raise short-term interest rates in a growing U.S. economy. Nonetheless, labor markets continued to strengthen, energy prices remained volatile and inflation concerns intensified over the first few months of the reporting period. By May, resurgent energy prices and hawkish comments from Fed members led investors to revise upward their expectations for inflation and interest rates. In late June, the Fed increased the overnight federal funds rate to 5.25%, its highest level in more than five years.

However, a softening housing market during the summer of 2006 helped to relieve investors’ inflation concerns. The Fed appeared to lend credence to a more moderate inflation outlook when it refrained from raising interest rates at its meeting in early August, its first pause in more than two years.

The Fed continued to hold interest rates steady in September, October and December, citing the likelihood that slower economic growth would reduce inflationary pressures. Expectations of slower economic growth were verified late in 2006 when it was announced that U.S.GDP growth had moderated to an annualized 2.0% in the third quarter of the year, down from 2.6% and 5.6% annualized rates in the second and first quarters of 2006, respectively.

However, the U.S. economy appeared to gain new momentum in the closing weeks of 2006 and the beginning of 2007. Employment gains accelerated unexpectedly in December, while crude oil prices fell to their lowest levels since June 2005. In January, the U.S. Department of Labor reported that weekly wages rose by an inflation-adjusted 2.1% in 2006, which many analysts saw as further evidence of a robust labor market. Meanwhile, the government also announced that the U.S. economy overall grew at an estimated 3.5% annualized rate in the fourth quarter, faster than anticipated.Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of stronger-than-expected economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, many analysts predicted that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just

The Funds 5

that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Portfolio Focus

Although yields of tax-exempt money market securities rose along with interest rates over the first half of the reporting period, yields of shorter-dated instruments rose more sharply than longer-dated instruments. By the reporting period’s second half,there was little difference in the yields of securities with maturities between six months and four years.Investors therefore continued to focus on tax-exempt instruments maturing in six months or less.

Technical factors also helped limit the rise in tax-exempt money market yields.The growing U.S. economy reduced the borrowing needs of several states and municipalities, and some issuers revised their borrowing programs to rely more heavily on short-term variable-rate demand notes, resulting in sharply reduced issuance of one-year municipal notes. Yet, investor demand remained strong, as evidenced by an increase in money market fund assets to record levels. This balance between supply-and-demand was particularly apparent in New York, where strong financial results from Wall Street helped support tax receipts and reduced the state’s and city’s need to borrow.

In this environment, we generally maintained the funds’ weighted average maturities in a range we considered to be roughly in line with industry averages. Whenever possible, however, we attempted to smooth out the funds’ yields by limiting their exposure to variable-rate instruments. Instead, we found opportunities in tax-exempt commercial paper and seasoned municipal notes and bonds.

As of the end of the reporting period, the funds’ weighted average maturities stood in a range that was slightly longer than industry averages, due in part to our focus on commercial paper. In addition, we have attempted to maintain the funds’ yields over the winter months, when a dearth of new issuance tends to put downward pressure on yields. Many of the funds’ holdings mature in April and May, a strategy designed to make cash available for new purchases at a time when selling pressure caused by income tax payments generally causes yields to rise.

February 15, 2007
New York, N.Y.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the New York fund, income may be subject to state and local taxes for out-of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2006 to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2007

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Dreyfus Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.30	$ 1.53	$ 3.06
Ending value (after expenses)	$1,026.40	$1,025.10	$1,025.90	$1,024.40
Dreyfus Cash Management Plus, Inc.				
Expenses paid per $1,000†	$ 1.02	$ 2.30	$ 1.53	$ 3.06
Ending value (after expenses)	$1,026.40	$1,025.10	$1,025.90	$1,024.30
Dreyfus Government Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.30	$ 1.53	$ 3.06
Ending value (after expenses)	$1,026.00	$1,024.70	$1,025.50	$1,023.90
Dreyfus Government Prime Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.30	$ 1.53	$ 3.06
Ending value (after expenses)	$1,025.80	$1,024.50	$1,025.30	$1,023.70
Dreyfus Treasury Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.30	$ 1.53	$ 3.06
Ending value (after expenses)	$1,025.80	$1,024.50	$1,025.20	$1,023.70
Dreyfus Treasury Prime Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.60	$1,023.30	$1,024.10	$1,022.50
Dreyfus Municipal Cash Management Plus				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.05
Ending value (after expenses)	$1,017.40	$1,016.10	$1,016.90	$1,015.30
Dreyfus New York Municipal Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.05
Ending value (after expenses)	$1,017.30	$1,016.00	$1,016.80	$1,015.20
Dreyfus Tax Exempt Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.52	$ 3.05
Ending value (after expenses)	$1,017.20	$1,015.90	$1,016.70	$1,015.10

† *Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).*

The Funds 7

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment

assuming a hypothetical 5% annualized return for the six months ended January 31, 2007

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Dreyfus Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Cash Management Plus, Inc.				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Government Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Government Prime Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Treasury Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Treasury Prime Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Municipal Cash Management Plus				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus New York Municipal Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Dreyfus Tax Exempt Cash Management				
Expenses paid per $1,000†	$ 1.02	$ 2.29	$ 1.53	$ 3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18

† *Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).*

8

STATEMENT OF INVESTMENTS
January 31, 2007

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—24.4%

Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.31%, 5/2/07	250,000,000	250,000,000
Bank of America N.A.
5.32%, 3/21/07	75,000,000 [a]	75,000,000
Bank of Ireland (Yankee)
5.31%, 4/18/07	50,000,000 [b]	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.31%, 2/6/07	500,000,000	500,000,000
Barclays Bank PLC (Yankee)
5.31%, 4/10/07	400,000,000	400,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.34%, 4/30/07	350,000,000	350,000,000
DEPFA BANK PLC (Yankee)
5.29%—5.32%, 2/5/07—3/6/07	675,000,000 [b]	675,000,000
HBOS PLC (London)
5.32%, 5/21/07	412,000,000	412,000,000
HBOS Treasury Services PLC (London)
5.30%—5.31%, 2/12/07—3/7/07	200,000,000	200,000,000
HSH Nordbank AG (Yankee)
5.32%—5.33%, 4/30/07—5/21/07	300,000,000 [b]	300,000,000
Societe Generale (London)
5.32%, 2/5/07	5,000,000	5,000,035
Total Negotiable Bank Certificates of Deposit
(cost $3,217,000,035)		3,217,000,035

Commercial Paper—57.8%

Abbey National North America LLC
5.28%, 2/1/07	300,000,000	300,000,000
Alliance & Leicester PLC
5.31%, 4/18/07	175,000,000	173,064,111
Amstel Funding Corp.
5.31%, 3/28/07—4/2/07	124,369,000 [b]	123,338,212
Amsterdam Funding Corp.
5.31%—5.32%, 2/5/07—4/24/07	160,000,000 [b]	158,551,981
ASB Finance Ltd.
5.30%, 3/7/07	50,000,000 [b]	49,753,028
Atlantis One Funding Corp.
5.31%—5.33%, 2/21/07—4/3/07	258,504,000 [b]	256,709,049
Bank of America Corp.
5.32%, 5/18/07	142,000,000	139,813,279
Bank of Ireland
5.31%, 5/1/07	80,000,000 [b]	78,962,656

The Funds 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Bear Stearns Cos. Inc.
5.34%, 3/15/07	200,000,000	198,784,333
Beta Finance Inc.
5.30%—5.31%, 3/15/07—4/3/07	170,000,000 [b]	168,908,922
Cancara Asset Securitisation Ltd.
5.32%, 2/14/07	100,877,000 [b]	100,685,754
CBA (Delaware) Finance Inc.
5.29%—5.31%, 2/16/07—5/18/07	177,500,000	176,090,492
CC (USA) Inc.
5.31%, 4/10/07	100,000,000 [b]	99,016,833
CIESCO LLC
5.30%, 2/27/07	100,000,000 [b]	99,621,917
Citigroup Funding Inc.
5.33%, 3/2/07—3/5/07	300,000,000	298,664,354
CRC Funding LLC
5.30%, 2/27/07	200,000,000 [b]	199,243,833
Crown Point Capital Co. LLC
5.33%, 5/17/07	108,370,000 [b]	106,729,549
Deutsche Bank Financial LLC
5.27%, 2/1/07	300,000,000	300,000,000
DnB NOR Bank ASA
5.33%, 3/19/07—3/21/07	120,000,000	119,184,017
FCAR Owner Trust, Ser. I
5.32%—5.38%, 2/23/07—3/19/07	224,970,000	223,550,624
FCAR Owner Trust, Ser. II
5.33%, 4/23/07—4/24/07	350,000,000	345,832,181
General Electric Capital Corp.
5.31%, 2/20/07	222,000,000	221,386,047
General Electric Capital Services Inc.
5.31%, 2/20/07	100,000,000	99,723,445
Govco Inc.
5.30%—5.32%, 3/5/07—5/15/07	95,000,000 [b]	93,846,339
Harrier Finance Funding Ltd.
5.32%—5.34%, 2/22/07—4/26/07	514,000,000 [b]	508,449,883
K2 (USA) LLC
5.31%—5.32%, 2/22/07—5/4/07	133,500,000 [b]	132,784,125
Morgan Stanley
5.31%—5.32%, 5/4/07—5/7/07	275,000,000	271,233,625
Santander Central Hispano
Finance (Delaware) Inc.
5.34%, 4/27/07	118,000,000	116,551,222
Simba Funding Corp.
5.34%, 3/16/07—3/23/07	472,074,000 [b]	468,891,447
Skandinaviska Enskilda Banken AB
5.31%—5.32%, 4/4/07—5/10/07	345,000,000	341,405,143

10

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Societe Generale N.A. Inc.
5.31%, 2/5/07—5/8/07	580,200,000	573,866,556
Stadshypotek Delaware Inc.
5.31%, 4/17/07	59,500,000 [b]	58,850,458
Svenska Handelsbanken
5.31%, 4/5/07	250,000,000	247,709,687
Thames Asset Global Securitization No. 1 Inc.
5.30%, 3/5/07	36,026,000 [b]	35,858,519
UniCredito Italiano Bank PLC
5.34%, 4/18/07	149,000,000 [b]	147,361,166
Windmill Funding Corp.
5.31%—5.33%, 4/24/07—5/16/07	575,750,000 [b]	568,000,357
Total Commercial Paper
(cost $7,602,423,144)		7,602,423,144

Corporate Notes—12.1%

Bank of America N.A.
5.32%, 5/25/07	250,000,000 [a]	250,000,000
Fifth Third Bancorp
5.32%, 2/23/07	200,000,000 [a,b]	200,000,000
General Electric Capital Corp.
5.28%, 2/26/07	100,000,000 [a]	100,000,000
Harrier Finance Funding Ltd.
5.31%, 5/18/07	125,000,000 [a,b]	124,997,767
Links Finance LLC
5.32%, 11/20/07	100,000,000 [a,b]	99,992,000
Morgan Stanley
5.34%, 2/5/07	250,000,000 [a]	250,000,000
Sigma Finance Inc.
5.32%—5.33%, 8/15/07—1/15/08	575,000,000 [a,b]	574,972,823
Total Corporate Notes
(cost $1,599,962,590)		1,599,962,590

Time Deposits—6.7%

Branch Banking & Trust Co. (Grand Cayman)
5.28%, 2/1/07	300,000,000	300,000,000
Dexia Credit Local (Grand Cayman)
5.28%, 2/1/07	200,000,000	200,000,000
Landesbank Hessen-Thueringen Girozentrale (Grand Cayman)
5.29%, 2/1/07	200,000,000	200,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 2/1/07	181,000,000	181,000,000
Total Time Deposits
(cost $881,000,000)		881,000,000

The Funds 11

STATEMENT OF INVESTMENTS (continued)
		Principal
Dreyfus Cash Management (continued)		Amount ($)	Value ($)

Repurchase Agreements—1.5%

UBS Securities LLC
5.26%, dated 1/31/07, due 2/1/07 in the amount of
$200,029,222 (fully collateralized by $201,250,000
Federal Home Loan Mortgage Corp., Notes, 5.125%, due
4/18/08, value $204,001,609)
(cost $200,000,000)		200,000,000	200,000,000

Total Investments (cost $13,500,385,769)		102.5%	13,500,385,769

Liabilities, Less Cash and Receivables		(2.5%)	(327,969,413)

Net Assets		100.0%	13,172,416,356

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $5,480,526,618 or 41.6% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	58.8	Asset-Backed/Single Seller	4.3
Asset-Backed/Structured Investment Vehicles	13.0	Asset-Backed/Securities Arbitrage Vehicles	3.5
Asset-Backed/Multi-Seller Programs	10.4	Repurchase Agreements	1.5
Brokerage Firms	5.5
Finance	5.5		102.5

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF INVESTMENTS
January 31, 2007

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—28.1%

Alliance & Leicester PLC (London)
5.33%, 3/5/07	150,000,000	150,000,000
Bank of Ireland (Yankee)
5.31%, 4/18/07	200,000,000 [a]	200,000,000
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	350,000,000	350,000,000
Calyon (Yankee)
5.33%, 5/10/07	415,000,000	415,000,000
DEPFA BANK PLC (Yankee)
5.30%—5.32%, 2/16/07—4/4/07	430,000,000 [a]	430,000,000
HSH Nordbank AG (Yankee)
5.31%—5.32%, 2/12/07—2/15/07	450,000,000 [a]	450,000,000
Landesbank Baden-Wurttemberg (London)
5.31%, 2/6/07	100,000,000	100,000,094
Mizuho Corporate Bank Ltd. (Yankee)
5.32%, 2/16/07—2/23/07	250,000,000	250,000,411
Northern Rock PLC (London)
5.31%, 2/12/07	100,000,000	100,000,000
Societe Generale (London)
5.31%, 3/12/07	50,000,000	49,999,735
UniCredito Italiano SpA (London) (Yankee)
5.32%—5.33%, 2/12/07—5/7/07	385,000,000	384,997,690
Total Negotiable Bank Certificates of Deposit
(cost $2,879,997,930)		2,879,997,930

Commercial Paper—50.8%

Abbey National North America LLC
5.28%, 2/1/07	200,000,000	200,000,000
Amsterdam Funding Corp.
5.31%, 5/3/07	250,750,000 [a]	247,441,354
ASB Bank Ltd.
5.32%, 2/9/07	25,000,000	24,970,833
ASB Finance Ltd.
5.25%—5.32%, 2/8/07—5/30/07	207,372,000 [a]	205,013,727
Atlantis One Funding Corp.
5.32%, 2/12/07—2/14/07	290,410,000 [a]	289,932,348
Bank of America Corp.
5.27%, 5/7/07	90,000,000	88,775,688
Barclays U.S. Funding Corp.
5.33%, 2/14/07	40,000,000	39,924,022
Bear Stearns Cos. Inc.
5.32%, 2/16/07	60,000,000	59,868,750
Beta Finance Inc.
5.31%, 4/3/07	40,000,000 [a]	39,644,844
Cancara Asset Securitisation Ltd.
5.32%, 2/14/07	114,564,000 [a]	114,346,806

The Funds 13

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

CHARTA LLC
5.31%-5.32%, 2/8/07-5/2/07	200,000,000 [a]	198,587,819
Citigroup Funding Inc.
5.32%—5.33%, 2/16/07—2/27/07	450,000,000	448,614,583
Concord Minutemen Capital Co. LLC
5.34%, 2/21/07	31,446,000 [a]	31,354,807
CRC Funding LLC
5.32%, 2/9/07	50,000,000 [a]	49,941,611
Crown Point Capital Co. LLC
5.31%, 4/4/07	304,021,000 [a]	301,277,379
Cullinan Finance Ltd.
5.31%—5.32%, 4/25/07	174,000,000 [a]	171,918,879
Daimler Chrysler Revolving Auto Conduit LLC
5.34%—5.35%, 2/12/07—2/15/07	94,341,000	94,168,416
Daimler Chrysler Revolving Auto Conduit LLC, Ser. II
5.33%—5.35%, 2/13/07—2/22/07	106,960,000	106,732,554
Danske Corp., Delaware
5.32%, 4/27/07	75,000,000	74,081,823
Deutsche Bank Financial LLC
5.27%, 2/1/07	200,000,000	200,000,000
Edison Asset Securitization L.L.C.
5.31%, 2/8/07	23,817,000 [a]	23,792,872
Fairway Finance Company LLC
5.34%, 3/16/07	38,998,000 [a]	38,752,518
Falcon Asset Securitization Corp.
5.32%, 2/16/07	152,933,000 [a]	152,598,140
FCAR Owner Trust, Ser. I
5.33%, 2/12/07	150,000,000	149,758,917
Harrier Finance Funding Ltd.
5.31%, 4/12/07	65,000,000 [a]	64,337,722
K2 (USA) LLC
5.32%, 2/22/07	37,200,000 [a]	37,086,075
Liquid Funding Ltd.
5.32%, 3/5/07	29,414,000 [a]	29,276,212
Nationwide Building Society
5.32%, 2/9/07	100,000,000	99,883,222
Northern Rock PLC
5.32%, 2/6/07	91,900,000	91,832,990
Raiffeisen Zentralbank Oesterreich
5.32%, 2/13/07—5/14/07	341,410,000	337,316,317
Ranger Funding Company, LLC
5.31%, 4/3/07	49,536,000 [a]	49,096,175
Sigma Finance Inc.
5.31%—5.32%, 3/29/07—5/1/07	235,000,000 [a]	232,921,564
Simba Funding Corp.
5.34%, 3/19/07	100,000,000 [a]	99,326,611

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Societe Generale N.A. Inc.
5.25%—5.31%, 5/8/07—6/6/07	410,000,000	403,296,292
Swedbank (ForeningsSparbanken AB)
5.31%, 4/30/07	100,000,000	98,719,111
Three Pillars Funding LLC
5.32%, 4/18/07	30,403,000 [a]	30,066,033
Westpac Securities NZ Ltd.
5.32%, 2/8/07—2/12/07	106,265,000 [a]	106,136,566
WestpacTrust Securities NZ Ltd.
5.32%, 4/26/07	178,550,000	176,389,843
Total Commercial Paper
(cost $5,207,183,423)		5,207,183,423

Corporate Notes—8.1%

Bank of America N.A.
5.32%, 5/25/07	375,000,000 [b]	375,000,000
General Electric Capital Corp.
5.28%, 2/27/07	100,000,000 [b]	100,000,000
Harrier Finance Funding Ltd.
5.31%, 5/18/07	75,000,000 [a,b]	74,998,660
Links Finance LLC
5.33%, 10/16/07	100,000,000 [a,b]	99,992,959
Sigma Finance Inc.
5.33%, 8/15/07	175,000,000 [a,b]	174,995,325
Total Corporate Notes
(cost $824,986,944)		824,986,944

Promissory Note—3.2%

Goldman Sachs Group Inc.
5.45%, 2/2/07
(cost $325,000,000)	325,000,000	325,000,000

Time Deposits—10.6%

Dexia Credit Local (Grand Cayman)
5.28%, 2/1/07	300,000,000	300,000,000
Landesbank Hessen-Thueringen
Girozentrale (Grand Cayman)
5.29%, 2/1/07	200,000,000	200,000,000
PNC Bank N.A., Pittsburgh, PA (Nassau)
5.28%, 2/1/07	450,000,000	450,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 2/1/07	135,000,000	135,000,000
Total Time Deposits
(cost $1,085,000,000)		1,085,000,000

The Funds 15

STATEMENT OF INVESTMENTS (continued)

		Principal
Dreyfus Cash Management Plus, Inc. (continued)		Amount ($)	Value ($)

Repurchase Agreements—1.0%

UBS Securities LLC
5.26%, dated 1/31/07, due 2/1/07 in the amount of
$100,014,611 (fully collateralized by $100,625,000
Federal Home Loan Mortgage Corp. Notes, 5.125%, due
4/18/08, value $102,000,804)
(cost $100,000,000)		100,000,000	100,000,000

Total Investments (cost $10,422,168,297)		101.8%	10,422,168,297

Liabilities, Less Cash and Receivables		(1.8%)	(180,224,839)

Net Assets		100.0%	10,241,943,458

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $3,942,837,006 or 38.5% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	64.3	Asset-Backed/Single Seller	3.4
Asset-Backed/Multi-Seller Programs	12.1	Building And Construction	1.9
Asset-Backed/Structured Investment Vehicles	9.0	Asset-Backed/Securities Arbitrage Vehicles	1.0
Finance	5.3	Repurchase Agreements	1.0
Brokerage Firms	3.8		101.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
January 31, 2007

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—54.7%

Federal Farm Credit Bank:
4/11/08	5.24	325,000,000 [a]	324,887,364
5/13/08	5.23	125,000,000 [a]	124,968,934
Federal Home Loan Bank System
3/30/07	5.21	50,000,000	49,903,593
Federal Home Loan Mortgage Corp.:
2/6/07	5.31	338,125,000	337,882,208
3/9/07	5.23	501,742,000	499,163,046
4/17/07	5.20	171,236,000	169,427,320
11/21/07	5.23	502,050,000	502,050,000
Federal National Mortgage Association:
2/7/07	5.31	150,000,000	149,870,750
4/11/07	5.20	30,000,000	29,708,475
4/18/07	5.20	300,000,000	296,789,000
Total U.S. Government Agencies
(cost $2,484,650,690)			2,484,650,690

Repurchase Agreements—45.3%

Banc of America Securities LLC
dated 1/31/07, due 2/1/07 in the amount of $550,079,444 (fully collateralized by $207,924,000 U.S. Treasury Bills, due 3/15/07,
value $206,701,407 and $357,621,000 U.S Treasury Notes, 4%-5.125%,
due 6/30/11-2/15/14, value $354,299,462)	5.20	550,000,000	550,000,000
Barclays Financial LLC
dated 1/31/07, due 2/1/07 in the amount of $100,013,889 (fully collateralized by $102,745,000 U.S. Treasury Notes, 3%,
due 2/15/08, value $102,000,836)	5.00	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
dated 1/31/07, due 2/1/07 in the amount of $402,057,508 (fully collateralized by $80,000,000 Federal Home Loan Bank System, Bonds,
0%, due 11/9/15-2/3/16, value $81,642,416, $3,000,000 Federal Home Loan
Mortgage Corp., Bonds, 8%, due 12/28/21, value $2,850,000 and $335,855,000
Federal Home Loan Mortgage Corp., Notes, 5%-8.72%, due
10/5/16-12/28/21, value $325,548,495)	5.15	402,000,000	402,000,000
Goldman, Sachs & Co.
dated 1/31/07, due 2/1/07 in the amount of $150,021,250 (fully collateralized by $24,015,000 U.S. Treasury Bills, due 5/17/07-6/28/07,
value $23,633,584, $48,406,000 U.S Treasury Bonds, 9%-13.25%, due
5/15/14-11/15/18, value $64,059,602 and $65,422,000 U.S Treasury
Notes, 3%-5.50%, due 2/15/08-5/15/14, value $65,307,235)	5.10	150,000,000	150,000,000
Goldman, Sachs & Co.
dated 1/31/07, due 2/1/07 in the amount of $155,020,451 (fully collateralized by $35,687,000 U.S. Treasury Bills, due 2/8/07-7/26/07,
value $35,316,354, $34,806,000 U.S Treasury Bonds,
4.50%-10.625%, due 8/15/15-2/15/36, value $42,278,063
and $81,478,000 U.S Treasury Notes, 3.50%-5%, due
6/30/07-11/15/16, value $80,506,143)	4.75	155,000,000	155,000,000

The Funds 17

STATEMENT OF INVESTMENTS (continued)
		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Morgan Stanley
dated 1/31/07, due 2/1/07 in the amount of $350,050,556 (fully collateralized by $359,441,000 U.S. Treasury Bills, due
2/15/07-4/12/07, value $357,000,556)		5.20	350,000,000	350,000,000
UBS Securities LLC
dated 1/31/07, due 2/1/07 in the amount of $350,050,556 (fully collateralized by $358,770,000 U.S. Treasury Notes, 4.75%, due
1/31/12, value $357,004,871)		5.20	350,000,000	350,000,000
Total Repurchase Agreements
(cost $2,057,000,000)				2,057,000,000

Total Investments (cost $4,541,650,690)			100.0%	4,541,650,690
Cash and Receivables (Net)			.0%	1,474,110
Net Assets			100.0%	4,543,124,800

[a] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)			Value (%)

Repurchase Agreements	45.3	Federal Farm Credit Bank		9.9
Federal Home Loan Mortgage Corp.	33.2	Federal Home Loan Bank System		1.1
Federal National Mortgage Association	10.5			100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
January 31, 2007

		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Prime Cash Management		Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—99.9%

Federal Farm Credit Bank:
2/16/07		5.18	25,000,000	24,946,667
2/27/07		5.18	41,000,000	40,848,095
3/16/07		5.16	42,000,000	41,746,157
3/28/07		5.20	23,072,000	22,890,821
3/30/07		5.19	73,382,000	72,785,955
7/25/07		5.20	75,000,000	73,165,750
8/15/07		5.25	50,000,000 [a]	49,994,821
11/9/07		5.25	50,000,000 [a]	49,992,507
4/11/08		5.24	100,000,000 [a]	99,965,343
5/27/08		5.24	100,000,000 [a]	99,973,122
7/21/08		5.26	50,000,000 [a]	49,985,962
Federal Home Loan Bank System:
2/1/07		5.00	186,000,000	186,000,000
2/2/07		5.12	100,000,000	100,000,000
2/21/07		5.20	80,000,000	79,771,778
2/23/07		5.25	20,585,000	20,520,592
2/28/07		5.22	131,216,000	130,714,005
3/2/07		5.21	25,000,000	24,896,486
3/28/07		5.19	75,000,000	74,415,052
4/4/07		5.22	100,000,000	99,113,400
4/9/07		5.20	100,000,000	99,045,250
4/20/07		5.17	80,325,000	79,446,111
4/25/07		5.20	75,000,000	74,111,727
5/15/07		5.21	6,260,000	6,214,002
6/13/07		5.21	1,515,000	1,508,135
7/11/07		5.21	63,000,000	61,576,480
Tennessee Valley Authority:
3/1/07		5.15	111,429,000	110,985,576
3/8/07		5.15	159,001,000	158,210,301

Total Investments (cost $1,932,824,095)			99.9%	1,932,824,095

Cash and Receivables (Net)			.1%	2,711,198

Net Assets			100.0%	1,935,535,293

[a] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)			Value (%)

Federal Home Loan Bank System	53.6	Tennessee Valley Authority		13.9
Federal Farm Credit Bank	32.4			99.9

† Based on net assets.
See notes to financial statements.

The Funds 19

STATEMENT OF INVESTMENTS
January 31, 2007

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements—100.3%

Banc of America Securities LLC
dated 1/31/07, due 2/1/07 in the amount of $700,101,111 (fully collateralized by $729,984,000 U.S. Treasury Notes, 3.375%-3.50%,
due 8/15/09-9/15/09, value $714,000,589)	5.20	700,000,000	700,000,000
Barclays Financial LLC
dated 1/31/07, due 2/1/07 in the amount of $50,006,944 (fully collateralized by $50,258,000 U.S. Treasury Notes, 4.625%,
due 2/29/08, value $51,000,695)	5.00	50,000,000	50,000,000
Bear Stearns Cos. Inc.
dated 1/31/07, due 2/1/07 in the amount of $500,071,944 (fully collateralized by $273,665,000 U.S. Treasury Bills, due 4/26/07-7/19/07,
value $268,454,807 and $239,049,000 U.S. Treasury Notes,
3%-4.25%, due 11/15/07-11/30/07, value $237,998,798 )	5.18	500,000,000	500,000,000
CIBC World Markets PLC
dated 1/31/07, due 2/1/07 in the amount of $189,027,195 (fully collateralized by $195,966,000 U.S. Treasury Notes, 3.375%-4.875%,
due 8/31/08-9/15/09, value $192,783,377)	5.18	189,000,000	189,000,000
Citigroup Global Markets Holdings Inc.
dated 1/31/07, due 2/1/07 in the amount of $700,100,139 (fully collateralized by $63,433,000 U.S. Treasury Bonds, 7.50%-8.125%,
due 11/15/16-11/15/21, value $81,562,690, $30,462,000 U.S. Treasury
Notes, 3.625%, due 6/30/07, value $30,367,394 and $1,271,400,000
U.S. Treasury Strips, due 5/15/09-2/15/36, value $602,070,852)	5.15	700,000,000	700,000,000
Credit Suisse (USA) Inc.
dated 1/31/07, due 2/1/07 in the amount of $450,064,625 (fully collateralized by $453,667,000 U.S. Treasury Notes, 2.25%-6.125%,
due 2/15/07-8/15/07, value $458,131,424)	5.17	450,000,000	450,000,000
Goldman, Sachs & Co.
dated 1/31/07, due 2/1/07 in the amount of $200,028,333 (fully collateralized by $187,046,000 U.S. Treasury Bills, due 3/15/07,
value $185,966,745 and $16,783,000 U.S. Treasury Bonds,
5.375%, due 2/15/31, value $18,033,788)	5.10	200,000,000	200,000,000
Goldman, Sachs & Co.
dated 1/31/07, due 2/1/07 in the amount of $274,036,153
(fully collateralized by $280,224,000 U.S. Treasury Bills,
due 2/8/07-3/15/07, value $279,480,379)	4.75	274,000,000	274,000,000
J.P. Morgan Chase & Co.
dated 1/31/07, due 2/1/07 in the amount of $700,100,139
(fully collateralized by $723,585,000 U.S. Treasury Bills,
due 3/8/07-7/19/07, value $713,935,761)	5.15	700,000,000	700,000,000
Merrill Lynch & Co. Inc.
dated 1/31/07, due 2/1/07 in the amount of $700,101,306
(fully collateralized by $709,429,000 U.S. Treasury Notes,
4.125%, due 8/15/08, value $714,000,287)	5.21	700,000,000	700,000,000

20

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Morgan Stanley
dated 1/31/07, due 2/1/07 in the amount of $150,021,667
(fully collateralized by $420,544,000 U.S. Treasury Strips,
due 8/15/26-2/15/27, value $153,959,343)	5.20	150,000,000	150,000,000
UBS Securities LLC
dated 1/31/07, due 2/1/07 in the amount of $700,101,111
(fully collateralized by $713,916,000 U.S. Treasury Notes,
4.50%-4.75%, due 12/31/08-11/30/11, value $714,001,488)	5.20	700,000,000	700,000,000

Total Investments (cost $5,313,000,000)		100.3%	5,313,000,000
Liabilities, Less Cash and Receivables		(.3%)	(15,485,118)
Net Assets		100.0%	5,297,514,882

Portfolio Summary (Unaudited) †
Value (%)

Repurchase Agreements 100.3

† Based on net assets.
See notes to financial statements.

The Funds 21

STATEMENT OF INVESTMENTS
January 31, 2007

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—100.2%

2/1/07	4.87	9,200,000	9,200,000
2/8/07	4.85	25,700,000	25,675,820
2/15/07	4.86	37,000,000	36,930,261
2/22/07	4.86	194,000,000	193,451,813
3/1/07	4.84	191,914,000	191,199,007
3/8/07	4.86	147,160,000	146,471,753
3/15/07	5.01	200,000,000	198,859,105
3/22/07	4.88	54,000,000	53,645,607
3/29/07	4.92	67,000,000	66,492,959
4/12/07	5.02	214,000,000	211,941,553
4/19/07	5.02	100,000,000	98,946,597
5/3/07	5.03	100,000,000	98,755,069
5/17/07	5.08	294,000,000	289,751,087
5/31/07	5.05	100,000,000	98,373,667
6/7/07	4.96	70,000,000	68,814,200

Total Investments (cost $1,788,508,498)		100.2%	1,788,508,498
Liabilities, Less Cash and Receivables		(.2%)	(4,442,794)
Net Assets		100.0%	1,784,065,704

Portfolio Summary (Unaudited) †
	Value (%)

U.S. Treasury Bills	100.2

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF INVESTMENTS
January 31, 2007

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—104.8%

Alabama—2.1%
Jefferson County, Sewer Revenue Warrants, Refunding
(Insured; XLCA and Liquidity Facility; JPMorgan Chase Bank)	3.63	2/7/07	22,900,000	[a]	22,900,000
Arizona—2.7%
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Insured; FNMA and Liquidity Facility; FNMA)	3.91	2/7/07	1,010,000	[a]	1,010,000
Phoenix Civic Improvement Corporation, Airport Revenue (Merlots
Program) (Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.58	2/7/07	4,615,000	[a,b]	4,615,000
Roaring Fork Municipal Products LLC (Pima County Industrial
Development Authority) (GIC; Trinity Funding Corporation
and Liquidity Facility; The Bank of New York)	3.76	2/7/07	4,303,000	[a,b]	4,303,000
Salt River Project Agricultural Improvement and Power District,
CP (Salt River Project) (Liquidity Facility: Bank of America,
Bank One, Citibank NA, JPMorgan Chase Bank,
Marshall and Isley Bank and Wells Fargo Bank)	3.57	3/14/07	19,950,000		19,950,000
California—1.5%
FHLMC Multifamily Certificates, Revenue
(Insured; FHLMC and Liquidity Facility; FHLMC)	3.71	2/7/07	16,675,390	[a,b]	16,675,390
Colorado—3.2%
Colorado Education Loan Program, TRAN	3.75	8/3/07	12,000,000		12,011,932
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	3.81	2/7/07	3,235,000	[a]	3,235,000
Erie, COP (LOC; Key Bank)	3.67	2/7/07	4,270,000	[a]	4,270,000
Vail, MFHR (Middle Creek Apartments) (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Ixis Corporate and Investment Bank)	3.74	2/7/07	16,025,000	[a,b]	16,025,000
Delaware—.3%
Delaware Economic Development Authority, Revenue (Saint
Anne’s Episcopal School Project) (LOC; Wilmington Trust Co.)	3.75	2/7/07	3,900,000	[a]	3,900,000
District of Columbia—1.0%
Bank of New York Municipal Certificates Trust, Revenue
(District of Columbia Housing Finance Agency) (GIC; Trinity
Funding Corporation and Liquidity Facility; The Bank of New York)	3.75	2/7/07	5,375,000	[a,b]	5,375,000
District of Columbia, Revenue, Refunding (American
Association of Homes and Services for the Aging, Inc.
Issue) (LOC; Unicredito Italiano SPA)	3.66	2/7/07	5,545,000	[a]	5,545,000
Florida—4.5%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (Liquidity Facility;
American International Group Funding Inc.)	3.76	2/7/07	5,000,000	[a]	5,000,000
Miami-Dade County Industrial Development Authority,
IDR (Fine Art Lamps Project) (LOC; SunTrust Bank)	3.67	2/7/07	3,650,000	[a]	3,650,000
Orange County Housing Finance Authority, Homeowner Revenue
(Insured: FNMA and GNMA and Liquidity Facility; Lehman Liquidity LLC)	3.60	2/7/07	2,240,000	[a,b]	2,240,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.65	2/12/07	20,000,000		20,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.54	3/8/07	7,965,000		7,965,000

The Funds 23

STATEMENT OF INVESTMENTS (continued)
Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Florida (continued)
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; Dexia Credit Locale)	3.55	2/15/07	1,240,000		1,240,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; Dexia Credit Locale)	3.60	3/6/07	10,000,000		10,000,000
Georgia—4.3%
Atlanta, Subordinate Lien Tax Allocation
(Atlantic Station Project) (LOC; Wachovia Bank)	3.71	2/7/07	4,000,000	[a]	4,000,000
Atlanta Urban Residential Finance Authority, MFHR
(Lindbergh City Center Apartments Project) (LOC; Regions Bank)	3.68	2/7/07	5,000,000	[a]	5,000,000
Municipal Electric Authority of Georgia, CP
(LOC; JPMorgan Chase Bank)	3.62	2/9/07	10,000,000		10,000,000
Savannah Economic Development Authority,
Exempt Facility Revenue (Home Depot Project)	3.67	2/7/07	17,000,000	[a]	17,000,000
Willacoochee Development Authority, PCR
(Langboard Inc. Project) (LOC; SunTrust Bank)	3.67	2/7/07	12,000,000	[a]	12,000,000
Illinois—1.7%
Chicago, Collateralized SFMR	3.85	2/14/08	7,500,000	[c]	7,500,000
Chicago, IDR (Victoria Limited LLC Project) (LOC; ABN-AMRO)	3.68	2/7/07	3,500,000	[a]	3,500,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-Esk Co. Project) (LOC; Bank of America)	3.69	2/7/07	8,405,000	[a]	8,405,000
Indiana—3.3%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	3.74	2/7/07	3,950,000	[a]	3,950,000
Hammond, Sewer and Solid Waste Disposal Revenue,
Refunding (Cargill Inc. Project)	3.58	2/7/07	6,500,000	[a]	6,500,000
Indiana Bond Bank (Interim Advance Funding Program Notes)	3.65	2/1/07	20,000,000		20,000,000
Indiana Finance Authority, EDR (JRL Leasing, Inc.
and LaSarre Co., LLC Project) (LOC; National City Bank)	3.74	2/7/07	3,800,000	[a]	3,800,000
Saint Joseph County, Health Care Facility Revenue
(South Bend Medical Foundation Project)
(LOC; National City Bank)	3.69	2/7/07	2,800,000	[a]	2,800,000
Iowa—.4%
Iowa Finance Authority, SFMR (Mortgage-Backed Securities
Program) (Liquidity Facility; State Street Bank and Trust Co.)	3.66	2/7/07	4,500,000	[a]	4,500,000
Kansas—2.1%
Junction City, Temporary Notes	5.00	8/1/07	2,000,000		2,007,181
Junction City, Temporary Notes	5.00	12/1/07	2,500,000		2,519,123
Mission, MFHR, Refunding (The Falls
Apartments Project) (Insured; FNMA)	3.72	2/7/07	3,350,000	[a]	3,350,000
Unified Government of Wyandotte County/
Kansas City, Municipal Temporary Notes	3.53	4/1/07	5,920,000		5,920,000
Unified Government of Wyandotte County/
Kansas City, Municipal Temporary Notes	3.60	11/1/07	10,000,000		10,000,000
Kentucky—3.6%
Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC Project) (LOC; Deutsche Postbank)	3.73	2/7/07	31,800,000	[a]	31,800,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Kentucky (continued)
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	3.63	4/2/07	8,500,000		8,500,000
Louisiana—6.5%
Bank of New York Municipal Certificates Trust
(Lake Charles Harbor and Terminal District) (Liquidity
Facility; The Bank of New York and LOC; The Bank of New York)	3.75	2/7/07	10,000,000	[a,b]	10,000,000
Calcasieu Parish Inc. Industrial Development Board,
Environmental Revenue (CITGO Petroleum
Corporation Project) (LOC; Natexis Banques Populares)	3.79	2/1/07	30,000,000	[a]	30,000,000
Louisiana Public Facilities Authority, Revenue
(Comm-Care Louisiana Project) (LOC; JPMorgan Chase Bank)	3.63	2/7/07	6,000,000	[a]	6,000,000
Morgan Keegan Municipal Product Trust Receipts
(New Orleans Finance Authority) (Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Transamerica Life and Insurance)	3.71	2/7/07	25,000,000	[a,b]	25,000,000
Maine—.2%
Auburn, Obligation Securities Revenue
(J&A Properties and United Fabricants Strainrite Project)
(LOC; Citizens Bank of Massachusetts)	3.58	2/7/07	2,380,000	[a]	2,380,000
Maryland—.2%
Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project) (LOC; M&T Bank)	3.73	2/7/07	2,144,500	[a]	2,144,500
Massachusetts—2.5%
Massachusetts, CP (LOC; Dexia Credit Locale)	3.63	2/20/07	12,000,000		12,000,000
Massachusetts Development Finance Agency, Revenue
(Northfield Mount Hermon School Issue) (Insured;
Radian Bank and Liquidity Facility; Bank of America)	3.68	2/7/07	5,000,000	[a]	5,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Assured Guaranty
and Liquidity Facility; Citizens Bank of Massachusetts)	3.55	2/7/07	6,400,000	[a]	6,400,000
Massachusetts Development Finance Authority, Multifamily
Revenue (Kennedy Lofts Project) (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch and Co. Inc.)	3.72	2/7/07	4,000,000	[a,b]	4,000,000
Michigan—2.9%
Michigan Hospital Finance Authority, HR (Chelsea
Community Hospital) (LOC; National City Bank)	3.65	2/7/07	3,620,000	[a]	3,620,000
Michigan Hospital Finance Authority, Revenue (Health
Care Equipment Loan Program) (LOC; ABN-AMRO)	3.54	2/7/07	5,000,000	[a]	5,000,000
Michigan Strategic Fund, LOR
(HME Inc. Project) (LOC; Fifth Third Bank)	3.72	2/7/07	2,050,000	[a]	2,050,000
Michigan Strategic Fund, LOR
(Kaumagraph Flint Corp. Project) (LOC; Bank One)	3.60	2/7/07	2,400,000	[a]	2,400,000
Michigan Strategic Fund, LOR
(PFG Enterprises Inc. Project) (LOC; Huntington NB)	3.91	2/7/07	2,660,000	[a]	2,660,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABM-AMRO)	3.78	2/7/07	3,300,000	[a]	3,300,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	3.69	2/7/07	4,800,000	[a]	4,800,000

The Funds 25

STATEMENT OF INVESTMENTS (continued)
Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Michigan (continued)
Roaring Fork Municipal Products LLC (Michigan Higher
Education Student Loan Authority) (Insured; AMBAC
and Liquidity Facility; The Bank of New York)	3.73	2/7/07	8,747,000	[a,b]	8,747,000
Minnesota—2.2%
Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue (Insured; AMBAC
and Liquidity Facility; Goldman Sachs Group)	3.66	2/7/07	25,000,000	[a,b]	25,000,000
Missouri—.3%
Saint Louis Industrial Development Authority, MFHR
(Windward Estates Project) (GIC; IXIS Corporate and
Investment Bank and Liquidity Facility; Merrill Lynch Capital Services)	3.74	2/7/07	3,570,000	[a,b]	3,570,000
Nevada—1.2%
Roaring Fork Municipal Products LLC, Revenue
(Insured; FNMA and Liquidity Facility; The Bank of New York)	3.76	2/7/07	13,535,000	[a,b]	13,535,000
New Hampshire—.5%
New Hampshire Business Finance Authority,
Water Facility Revenue (Pennichuck Water Works, Inc. Project)
(Insured; AMBAC and Liquidity Facility; FHLB)	3.62	4/1/07	5,930,000		5,930,000
New Mexico—.5%
Dona Ana County, IDR (Foamex Products Inc. Project)
(LOC; Bank of Nova Scotia)	3.66	2/7/07	5,900,000	[a]	5,900,000
New York—5.6%
New York City Municipal Water Finance Authority, CP
(Liquidity Facility: Dexia Credit Locale and JPMorgan Chase Bank)	3.67	2/8/07	15,000,000		15,000,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg
and Landesbank Hessen-Thuringen Girozentrale)	3.52	2/8/07	20,000,000		20,000,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg
and Landesbank Hessen-Thuringen Girozentrale)	3.60	2/14/07	10,000,000		10,000,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.67	2/7/07	3,280,000	[a,b]	3,280,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.66	2/7/07	13,865,000	[a,b]	13,865,000
North Carolina—.5%
Burke County Industrial Facilities and Pollution Control Financing
Authority, IDR (Bauer Industries Inc. Project) (LOC; Bank of Montreal)	3.73	2/7/07	1,455,000	[a]	1,455,000
Durham County, Multifamily Revenue (Falls Pointe Apartments)
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.72	2/7/07	4,500,000	[a,b]	4,500,000
Ohio—3.9%
Cuyahoga County, IDR (King Nut Project) (LOC; Key Bank)	3.76	2/7/07	3,230,000	[a]	3,230,000
Hamilton County, Hospital Facilities Revenue (Christ Hospital)
(Insured; FSA and Liquidity Facility; Svenska Handelsbanken)	3.69	2/7/07	10,000,000	[a,b]	10,000,000
Middletown, Hospital Facilities Revenue (Middletown Hospital Group)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.69	2/7/07	20,510,000	[a,b]	20,510,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corp. Project) (LOC; Barclays Bank PLC)	3.56	2/7/07	9,700,000	[a]	9,700,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Oklahoma—1.3%
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	3.60	5/15/07	15,000,000		15,000,000
Oregon—.9%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale and LOC; Trinity Funding Corporation)	3.69	2/7/07	10,445,000	[a,b]	10,445,000
Pennsylvania—12.4%
Beaver County Industrial Development Authority, EIR
(BASF Corporation Project) (LOC; BASF AG)	3.79	2/1/07	4,000,000	[a]	4,000,000
Chartiers Valley Industrial and Commercial Development
Authority (Wesley Hills Project) (LOC; Fifth Third Bank)	3.65	2/7/07	8,400,000	[a]	8,400,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program) (Insured;
FSA and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.53	2/7/07	15,925,000	[a]	15,925,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program
II) (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.64	2/7/07	2,375,000	[a]	2,375,000
Delaware County Authority, Health System Revenue (Mercy Health
System of Southeastern Pennsylvania Issue) (Liquidity Facility;
Westdeutsche Landesbank and LOC; Westdeutsche Landesbank)	3.69	2/7/07	8,985,000	[a,b]	8,985,000
Emmaus General Authority (Pennsylvania Variable Rate Loan Program)	3.65	2/7/07	5,000,000	[a]	5,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	7,800,000	[a]	7,800,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	5,500,000	[a]	5,500,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	6,400,000	[a]	6,400,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	17,300,000	[a]	17,300,000
Franklin County Industrial Development Authority,
Revenue (Menno Haven Project) (Insured;
Radian Bank and Liquidity Facility; Bank of America)	3.66	2/7/07	15,550,000	[a]	15,550,000
Lancaster Municipal Authority, Revenue
(Ephrata Community Hospital Project) (LOC; Fulton Bank)	3.60	2/7/07	3,800,000	[a]	3,800,000
Lancaster Municipal Authority, Revenue
(Garden Spot Village Project) (LOC; Fulton Bank)	3.55	2/7/07	7,435,000	[a]	7,435,000
Montgomery County Industrial Development Authority, Revenue
(Recigno Laboratories, Inc. Project) (LOC; Wachovia Bank)	3.78	2/7/07	1,530,000	[a]	1,530,000
Pennsylvania Higher Education Assistance Agency,
Student Loan Revenue (Insured; AMBAC and
Liquidity Facility; Morgan Stanley Bank)	3.56	2/7/07	5,100,000	[a]	5,100,000
Philadelphia, Airport Revenue, Refunding (Insured;
MBIA and Liquidity Facility; JPMorgan Chase Bank)	3.58	2/7/07	10,900,000	[a]	10,900,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem Area School District Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	9,800,000	[a]	9,800,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	1,103,000	[a]	1,103,000

The Funds 27

STATEMENT OF INVESTMENTS (continued)
Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

South Carolina—3.8%
Berkeley County, Exempt Facility Industrial Revenue
(Amoco Chemical Company Project)	3.79	2/1/07	25,400,000	[a]	25,400,000
South Carolina Association of Governmental Organizations, COP, TAN	4.25	4/13/07	12,000,000		12,007,463
South Carolina Jobs-Economic Development Authority,
HR (Oconee Memorial Hospital, Inc. Project) (Insured;
Radian Group and Liquidity Facility; Wachovia Bank)	3.67	2/7/07	5,400,000	[a]	5,400,000
Tennessee—1.7%
Tennessee Energy Acquisition Corporation, Gas Project Revenue
(Merlots Program) (Liquidity Facility; The Bank of New York)	3.54	2/7/07	18,935,000	[a,b]	18,935,000
Texas—15.1%
ABN AMRO Munitops Certificates Trust, Water Revenue (Tarrant Regional
Water District) (Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.66	2/7/07	4,800,000	[a,b]	4,800,000
Austin, Utility System Revenue, CP (LOC: Bayerische Landesbank,
JPMorgan Chase Bank and State Street Bank and Trust Co.)	3.60	3/1/07	7,000,000		7,000,000
Bexar County Housing Finance Corporation, MFHR (Gates
Capernum Apartments Project) (Liquidity Facility; Merrill Lynch)	3.72	2/7/07	3,920,000	[a,b]	3,920,000
Brazos River Harbor Navigation Distict, Harbor Revenue
(BASF Corporation Project)	3.79	2/1/07	7,000,000	[a]	7,000,000
Dallas Housing Finance Corporation, MFHR
(Southern Terrace Apartments) (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.72	2/7/07	8,660,000	[a,b]	8,660,000
East Texas Housing Finance Corporation, MFHR (Southwest
Pines Apartments Project) (Liquidity Facility; Merrill Lynch)	3.72	2/7/07	4,320,000	[a,b]	4,320,000
El Paso County Hospital District, GO Notes (Putters Program)
(Insured; AMBAC and Liquidity Facility; Deutsche Postbank)	3.66	2/7/07	3,475,000	[a,b]	3,475,000
Fort Bend County, Toll Road Revenue (Putters Program)
(Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.66	2/7/07	2,775,000	[a,b]	2,775,000
Harris County Housing Finance Corporation, MFHR (Primrose Skyline
Apartments) (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.72	2/7/07	13,145,000	[a,b]	13,145,000
Harris County Metropolitan Transit Authority, Sales
and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.70	7/12/07	11,000,000		11,000,000
Montgomery County Housing Finance Corporation, MFHR
(Park at Woodline Townhomes) (LOC; Citibank NA)	3.62	2/7/07	7,500,000	[a]	7,500,000
North Central Texas Health Facilities Development Corporation,
Revenue, CP (Methodist Hospital) (Insured;
AMBAC and Liquidity Facility; Dexia Credit Locale)	3.62	5/2/07	10,000,000		10,000,000
Permian Basin Regional Housing Finance Corporation, SFMR
(Mortgage Backed Securities Program) (GIC; Aegon NV)	4.12	6/1/07	5,455,000		5,455,000
Revenue Bond Certificate Series Trust Various States,
Housing Revenue (Pebble Brooke) (GIC; AIG Funding Inc.)	3.87	2/7/07	7,000,000	[a,b]	7,000,000
Revenue Bond Certificate Series Trust Various States,
Revenue (Chimney Project) (GIC; AIG Funding Inc.)	3.87	2/7/07	6,180,000	[a,b]	6,180,000
San Antonio, Water System, CP (Liquidity Facility; Bank of America)	3.58	5/15/07	11,000,000		10,999,910
Texas Affordable Housing Corporation, MFHR
(American Housing Foundation Portfolio) (Insured; MBIA
and Liquidity Facility; Branch Banking and Trust Company)	3.65	2/7/07	9,970,000	[a,b]	9,970,000
Texas Department of Housing and Community Affairs,
MFHR (Ash Creek Apartments) (Liquidity
Facility; Merrill Lynch and LOC; Merrill Lynch)	3.72	2/7/07	7,500,000	[a,b]	7,500,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Texas (continued)
Texas Public Finance Authority, Revenue, CP	3.57	3/13/07	15,100,000		15,100,000
Texas Transportation Commission, State Highway Fund First
Tier Revenue (Liquidity Facility; Banco Bilboa Vizcaya ARG)	3.51	2/7/07	12,500,000	[a]	12,500,000
University of Texas, University Revenue, CP	3.63	3/13/07	8,830,000		8,830,000
Vermont—1.3%
University of Vermont and State Agricultural College, CP	3.60	3/13/07	9,575,000		9,575,000
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	3.70	4/17/07	5,000,000		5,000,000
Virginia—1.4%
Morgan Keegan Municipal Products Inc., Revenue (Virginia Housing
Development Authority) (Liquidity Facility; BNP Paribas)	3.71	2/7/07	6,740,000	[a,b]	6,740,000
Norfolk Economic Development Authority,
New Empowerment Zone Facility Revenue (Metropolitan
Machine Corp. Project) (LOC; Wachovia Bank)	3.68	2/7/07	6,100,000	[a]	6,100,000
Virginia Beach Development Authority, IDR, Refunding (Giant
Square Shopping Center Co. LLP Project) (LOC; Wachovia Bank)	3.68	2/7/07	3,300,000	[a]	3,300,000
Washington—3.9%
Everett Industrial Development Corporation, Exempt
Facilities Revenue (Kimberly Clark Corp. Project)	3.60	2/7/07	3,200,000	[a]	3,200,000
Pierce County Economic Development Corporation, Multi-Mode
Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	3.68	2/7/07	5,590,000	[a]	5,590,000
Port of Seattle, Revenue (Insured; FGIC and Liquidity Facility; BNP Paribas)	3.68	2/7/07	2,870,000	[a,b]	2,870,000
Washington Economic Development Finance Authority,
SWDR (Cedar Grove Composing Project) (LOC; Wells Fargo Bank)	3.62	2/7/07	5,000,000	[a]	5,000,000
Washington Economic Development Finance Authority,
SWDR (Lemay Enterprises Project) (LOC; Bank of America)	3.62	2/7/07	5,660,000	[a]	5,660,000
Washington Economic Development Finance Authority,
SWDR (Waste Management Project) (LOC; Bank of America)	3.57	2/7/07	5,500,000	[a]	5,500,000
Washington Housing Finance Commission, MFHR
(Queen Anne Project) (LOC; Bank of America)	3.71	2/7/07	7,500,000	[a]	7,500,000
Washington Housing Finance Commission, MFHR (The Vintage at
Chehalis Senior Living Project) (Liquidity Facility; FNMA and LOC; FNMA)	3.68	2/7/07	8,190,000	[a]	8,190,000
Wisconsin—.7%
Howard-Suamico School District, BAN	4.00	2/1/08	8,300,000	[c]	8,310,209
Wyoming—4.6%
Campbell County, IDR (Two Elk Power Generation Station
Project) (GIC; American International Group Funding Inc.)	3.80	11/30/07	21,300,000		21,300,000
Campbell County, IDR (Two Elk Power Generation
Station Project) (LOC; Citibank NA)	3.80	11/30/07	10,000,000		10,000,000
Natrona County, HR, Refunding (Wyoming Medical Center Project)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.52	2/7/07	20,000,000	[a]	20,000,000

Total Investments (cost $1,168,993,688)			104.8%		1,168,993,708
Liabilities, Less Cash and Receivables			(4.8%)		(53,340,881)
Net Assets			100.0%		1,115,652,827

See footnotes on page 45.
See notes to financial statements.

The Funds 29

STATEMENT OF INVESTMENTS
January 31, 2007

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—98.8%

Albany Industrial Development Agency, Senior
Housing Revenue (South Mall Towers Albany,
L.P. Project) (Insured; FNMA and Liquidity Facility; FNMA)	3.65	2/7/07	6,700,000	[a]	6,700,000
Binghamton, GO Notes, BAN	4.00	2/2/07	7,200,000		7,200,083
Chautauqua County, GO Notes, TAN	4.00	12/21/07	3,500,000		3,511,997
Chautauqua County Industrial Development Agency, Civic
Facility Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	3.80	2/7/07	13,400,000	[a]	13,400,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	3.80	2/7/07	1,140,000	[a]	1,140,000
Colonie, GO Notes, BAN	4.25	4/5/07	2,000,000		2,001,697
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center
at Poughkeepsie, Inc. Project) (LOC; Key Bank)	3.64	2/7/07	3,815,000	[a]	3,815,000
Erie County Industrial Development Agency,
Civic Facility Revenue (D’Youville College Project)
(LOC; HSBC Bank USA)	3.80	2/7/07	7,115,000	[a]	7,115,000
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	3.69	2/7/07	2,255,000	[a]	2,255,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	2/7/07	1,125,000	[a]	1,125,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	2/7/07	3,850,000	[a]	3,850,000
Erie County Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.66	2/7/07	3,245,000	[a,b]	3,245,000
Hempstead Town Industrial Development Agency,
Multifamily Revenue (Terrace 100 LP Facility)
(Liquidity Facility; Bank of America and LOC; Bank of America)	3.66	2/7/07	6,220,000	[a,b]	6,220,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	3.80	2/7/07	2,290,000	[a]	2,290,000
Metropolitan Transportation Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and Liquidity Facility; Citibank NA)	3.61	2/7/07	11,000,000	[a]	11,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (DePaul Properties, Inc. Project) (LOC; Key Bank)	3.62	2/7/07	500,000	[a]	500,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Bank)	3.81	2/7/07	2,550,000	[a]	2,550,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	3.80	2/7/07	810,000	[a]	810,000
Monroe County Industrial Development Agency, LR
(Robert Weslayan College Project) (LOC; M&T Bank)	3.66	2/7/07	2,800,000	[a]	2,800,000
Nassau County, GO Notes, TAN	4.25	9/30/07	12,000,000		12,056,063
Nassau County Industrial Development Agency, Civic Facility
Revenue (Saint Mary’s Children Project) (LOC; Commerce Bank)	3.66	2/7/07	1,860,000	[a]	1,860,000
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.67	2/7/07	10,000,000	[a,b]	10,000,000

30

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

New York City (Liquidity Facility; Merrill Lynch)	3.66	2/7/07	7,000,000	[a,b]	7,000,000
New York City (LOC; California Public Employees Retirement System)	3.66	2/1/07	3,000,000	[a]	3,000,000
New York City (LOC; California State Teachers Retirement System)	3.66	2/1/07	3,675,000	[a]	3,675,000
New York City, CP (Insured; MBIA and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.65	2/20/07	6,000,000		6,000,000
New York City, GO Notes	6.25	4/15/07	4,000,000	[d]	4,060,775
New York City, GO Notes	5.00	8/1/07	7,325,000		7,374,629
New York City, GO Notes	7.25	8/15/07	2,490,000		2,537,967
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; Allied Irish Bank)	3.63	2/7/07	5,250,000	[a]	5,250,000
New York City Industrial Development Agency, Civic Facility
Revenue (French Institute-Alliance Francaise de New York—Federation
of French Alliances in the United States Project) (LOC; M&T Bank)	3.68	2/7/07	2,450,000	[a]	2,450,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Bank)	3.66	2/7/07	5,000,000	[a]	5,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Bank)	3.66	2/7/07	5,000,000	[a]	5,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Village Community
School Project) (LOC; M&T Bank)	3.68	2/7/07	2,440,000	[a]	2,440,000
New York City Industrial Development Agency,
Civic Facilty Revenue (Wartburg Lutheran Home for the
Aging and Wartburg Nursing Home, Inc. Project) (LOC; Key Bank)	3.64	2/7/07	9,000,000	[a]	9,000,000
New York City Industrial Development Agency, IDR,
Refunding (Plaza Packaging Project) (LOC; The Bank of New York)	3.77	2/7/07	1,065,000	[a]	1,065,000
New York City Industrial Development Agency,
Liberty Revenue (7 World Trade Center, LLC Project)
(LOC; Citibank NA and Liquidity Facility; Citibank NA)	3.65	2/7/07	2,200,000	[a,b]	2,200,000
New York City Industrial Development Agency,
Special Facility Revenue (Terminal One Group
Association, L.P. Project) (Liquidity Facility; Merrill Lynch)	3.66	2/7/07	8,200,000	[a,b]	8,200,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility: Dexia Credit Locale and JPMorgan Chase Bank)	3.67	2/8/07	15,000,000		15,000,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility: Dexia Credit Locale and JPMorgan Chase Bank)	3.60	2/15/07	6,700,000		6,700,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.52	2/8/07	5,000,000		5,000,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.60	2/14/07	11,400,000		11,400,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.60	2/15/07	20,000,000		20,000,000

The Funds 31

STATEMENT OF INVESTMENTS (continued)
Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.65	2/7/07	7,360,000	[a,b]	7,360,000
New York City Transitional Finance Authority,
General Capital Purpose BAN	4.25	6/29/07	17,600,000		17,651,085
New York Counties Tobacco Trust I, Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	3.66	2/7/07	9,610,000	[a,b]	9,610,000
New York Counties Tobacco Trust IV, Tobacco Settlement
Pass-Through Bonds (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch)	3.66	2/7/07	15,225,000	[a,b]	15,225,000
New York Liberty Development Corporation, Revenue
(Goldman Sachs Headquarters Issue) (Liquidity Facility; Citibank NA)	3.65	2/7/07	9,300,000	[a,b]	9,300,000
New York Liberty Development Corporation, Revenue
(Goldman Sachs Headquarters Issue)
(Liquidity Facility; Merrill Lynch Capital Services)	3.66	2/7/07	5,290,000	[a,b]	5,290,000
New York State, CP (LOC: Bayerische Landesbank, JPMorgan
Chase Bank and Landesbank Hessen-Thuringen Girozentrale)	3.53	2/15/07	8,400,000		8,400,000
New York State Dormitory Authority, Revenue (Mount Sinai NYU
Health Obligated Group) (Liquidity Facility; Merrill Lynch)	3.66	2/7/07	9,335,000	[a,b]	9,335,000
New York State Dormitory Authority, Revenue (Oxford University
Press Inc.) (LOC; Landesbank Hessen-Thuringen Girozentrale)	3.75	2/1/07	6,600,000	[a]	6,600,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital Inc.) (LOC; JPMorgan Chase Bank)	3.62	2/7/07	10,400,000	[a]	10,400,000
New York State Dormitory Authority, Revenue (Pratt Institute)
(Insured; Radian Bank and Liquidity Facility; Citibank NA)	3.65	2/7/07	6,400,000	[a]	6,400,000
New York State Dormitory Authority, Service Contract
Revenue (School District Rescue Program Issue)	5.00	4/1/07	1,800,000		1,804,048
New York State Housing Finance Agency, Housing Revenue
(33 West End Avenue Apartments) (LOC; HSBC Bank USA)	3.54	2/7/07	9,000,000	[a]	9,000,000
New York State Housing Finance Agency, Housing Revenue
(66 West 38th Street) (Liquidity Facility; FNMA and LOC; FNMA)	3.54	2/7/07	10,500,000	[a]	10,500,000
New York State Housing Finance Agency, Housing Revenue
(240 East 39th Street) (LOC; FNMA)	3.51	2/7/07	8,100,000	[a]	8,100,000
New York State Housing Finance Agency, Housing Revenue
(250 West 93rd Street) (LOC; Bank of America)	3.55	2/7/07	5,000,000	[a]	5,000,000
New York State Housing Finance Agency, Housing Revenue
(Avalon Bowery Place II) (LOC; Bank of America)	3.56	2/7/07	8,500,000	[a]	8,500,000
New York State Power Authority, CP (Liquidity Facility:
Bank of Nova Scotia, JPMorgan Chase Bank, Landesbank
Baden-Wurttemberg, State Street Bank and Trust Co.,
The Bank of New York and Wachovia Bank)	3.60	3/8/07	8,000,000		8,000,000
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Revenue	4.25	4/1/07	16,240,000		16,254,411

32

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Oneida County Industrial Development Agency,
Civic Facility Revenue (Mohawk Valley Community
College Dormitory Corporation Project) (LOC; Citibank NA)	3.60	2/7/07	8,470,000	[a]	8,470,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises) (LOC; HSBC Bank USA)	3.80	2/7/07	2,900,000	[a]	2,900,000
Orange County Industrial Development Agency,
Civic Facility Revenue (Saint Luke’s
Cornwall Hospital Project) (LOC; Key Bank)	3.64	2/7/07	4,000,000	[a]	4,000,000
Patchogue-Medford Union Free School District, GO Notes, TAN	4.50	6/29/07	5,000,000		5,012,494
Port Authority of New York and New Jersey
(Consolidated Bonds, 146th Series)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.66	2/7/07	15,000,000	[a,b]	15,000,000
Poughkeepsie Industrial Development Agency,
Senior Living Facility Revenue (Manor at
Woodside Project) (LOC; The Bank of New York)	3.67	2/7/07	4,800,000	[a]	4,800,000
Rensselaer Industrial Development Agency, IDR
(Capital View Office Park Project) (LOC; M&T Bank)	3.85	12/31/07	4,670,000		4,670,000
Rensselaer Industrial Development Agency, Senior Housing
Revenue (Brunswick Senior Housing Project) (LOC; FHLB)	3.72	2/1/07	4,390,000	[a]	4,390,000
Roaring Fork Municipal Products LLC, Revenue (Ramapo
Housing Authority) (Liquidity Facility; The Bank of New York)	3.70	2/7/07	10,385,000	[a,b]	10,385,000
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	3.64	2/7/07	4,000,000	[a]	4,000,000
Schenectady, GO Notes, BAN (LOC; Bank of America)	4.50	5/24/07	3,300,000		3,308,103
Shenendehowa Central School District, GO Notes, BAN	4.50	6/29/07	4,000,000		4,000,000
South Country Central School District at Brookhaven, GO Notes, BAN	4.25	1/18/08	1,000,000		1,004,164
Suffolk County Industrial Development Agency, IDR
(Belmont Villas LLC Facility) (Insured; FNMA)	3.65	2/7/07	6,000,000	[a]	6,000,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	3.66	2/7/07	5,870,000	[a]	5,870,000
Tompkins County Industrial Development Agency, Civic
Facility Revenue (Cortland College) (LOC; HSBC Bank USA)	3.62	2/7/07	4,150,000	[a]	4,150,000
Tompkins County Industrial Development Agency, Civic
Facility Revenue (Tompkins Cortland Community College
Foundation, Inc. Project) (LOC; Citizens Bank of Massachusetts)	3.62	2/7/07	3,460,000	[a]	3,460,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.67	2/7/07	23,585,000	[a,b]	23,585,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.70	2/7/07	5,000,000	[a,b]	5,000,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	3.76	2/7/07	1,735,000	[a]	1,735,000

The Funds 33

STATEMENT OF INVESTMENTS (continued)
Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; Allied Irish Bank)	3.63	2/7/07	3,435,000	[a]	3,435,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Rye YMCA Project) (LOC; Allied Irish Bank)	3.61	2/7/07	2,750,000	[a]	2,750,000
Westchester County Industrial Development Agency,
Commercial Facility Revenue (Panorama Flight
Service Inc. Project) (LOC; The Bank of New York)	3.53	2/7/07	4,730,000	[a]	4,730,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.66	2/7/07	4,300,000	[a,b]	4,300,000
Yonkers Industrial Development Agency, MFHR (Main Street
Lofts Yonkers LLC Project) (LOC; M&T Bank)	3.71	2/7/07	15,000,000	[a]	15,000,000
Yonkers Industrial Development Agency, Revenue (Merlots Program)
(Insured; GNMA and Liquidity Facility; Wachovia Bank)	3.57	2/7/07	4,215,000	[a,b]	4,215,000

Total Investments (cost $566,697,516)			98.8%		566,697,516
Cash and Receivables (Net)			1.2%		6,745,640
Net Assets			100.0%		573,443,156

See footnotes on page 45.
See notes to financial statements.

34

STATEMENT OF INVESTMENTS
January 31, 2007

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.7%

Alabama—1.9%
Greater Montgomery Educational Building Authority, Educational
Facility Revenue (Huntingdon College Project) (LOC; Regions Bank)	3.64	2/7/07	16,116,000	[a]	16,116,000
Jefferson County, Sewer Revenue Warrants, Refunding
(Insured; XLCA and Liquidity Facility; JPMorgan Chase Bank)	3.63	2/7/07	20,000,000	[a]	20,000,000
Mobile Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	3.73	2/7/07	12,000,000	[a]	12,000,000
University of Alabama Board of Trustees, General
Revenue (University of Alabama) (Insured;
MBIA and Liquidity Facility; Southtrust Bank)	3.63	2/7/07	6,435,000	[a]	6,435,000
Arizona—1.4%
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	3.66	2/7/07	7,000,000	[a]	7,000,000
Phoenix Civic Improvement Corporation, Excise Tax
Revenue (Putters Program) (Civic Plaza Expansion Project)
(Insured; FGIC and Liquidity Facility; PB Capital Finance)	3.66	2/7/07	8,255,000	[a,b]	8,255,000
Salt River Project Agricultural Improvement
and Power District, CP (Salt River Project) (Liquidity Facility:
Bank of America, Bank One, Citibank NA, JPMorgan
Chase Bank, Marshall and Isley Bank and Wells Fargo Bank)	3.57	3/8/07	24,000,000		24,000,000
Arkansas—.3%
Benton County Public Facilities Board,
College Parking Facility Revenue (NorthWest
Arkansas Community College Project) (LOC; Regions Bank)	3.63	2/7/07	8,250,000	[a]	8,250,000
Colorado—2.2%
ABN AMRO Munitops Certificate Trust, Revenue (Denver City and
County Airport) (Insured; XLCA and Liquidity Facility; ABN-AMRO)	3.66	2/7/07	22,345,000	[a,b]	22,345,000
Colorado Education Loan Program, TRAN	3.75	8/3/07	20,000,000		20,019,888
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	3.67	2/7/07	21,000,000	[a]	21,000,000
Delaware—.7%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	3.70	2/7/07	13,500,000	[a]	13,500,000
Delaware Economic Development Authority, Revenue (Connections
CSP Project) (LOC; Mercantile-Safe Deposit and Trust Company)	3.66	2/7/07	7,035,000	[a]	7,035,000
Florida—3.9%
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.60	6/6/07	10,000,000		10,000,000
JEA, Electric System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.65	5/29/07	15,000,000		15,000,000
Orange County Health Facilities Authority,
Revenue, CP (LOC; SunTrust Bank)	3.66	3/27/07	10,900,000		10,900,000
Palm Beach County Educational Facilities Authority,
Educational Facilities Revenue (Palm Beach Atlantic
College, Inc. Project) (LOC; Bank of America)	3.63	2/7/07	11,000,000	[a]	11,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.60	2/8/07	10,000,000		10,000,000

The Funds 35

STATEMENT OF INVESTMENTS (continued)
Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Florida (continued)
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.60	3/6/07	10,000,000		10,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.54	3/8/07	14,890,000		14,890,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; Dexia Credit Locale)	3.54	3/8/07	19,170,000		19,170,000
Tampa, Educational Facilities Revenue
(Trinity School for Children Project) (LOC; Regions Bank)	3.64	2/7/07	4,980,000	[a]	4,980,000
Volusia County Educational Facilities Authority,
Educational Facilities Revenue (Embry-Riddle
Aeronautical University, Inc. Project) (Insured;
Radian Bank and Liquidity Facility; Citibank NA)	3.66	2/7/07	5,645,000	[a,b]	5,645,000
Georgia—5.3%
Atlanta, Airport General Revenue, Refunding
(Hartsfield International Airport) (Insured; MBIA
and Liquidity Facility; Bayerische Landesbank)	3.65	2/7/07	65,330,000	[a]	65,330,000
Fulton County Housing Authority, MFHR (Liquidity Facility; Merrill
Lynch Capital Services and LOC; Merrill Lynch Capital Services)	3.69	2/7/07	25,365,000	[a,b]	25,365,000
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue, CP (LOC; Dexia Credit Locale)	3.63	3/12/07	12,500,000		12,500,000
Municipal Electric Authority of Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and Westdeutsche Landesbank)	3.60	4/12/07	30,000,000		30,000,000
Municipal Electric Authority of Georgia,
CP (LOC; JPMorgan Chase Bank)	3.62	2/9/07	20,000,000		20,000,000
Hawaii—.5%
Hawaii Department of Budget and Finance, Special Purpose
Revenue (Hawaii Pacific Health Obligated Group) (Insured;
Radian Bank and Liquidity Facility; Bank of Nova Scotia)	3.60	2/7/07	14,500,000	[a]	14,500,000
Idaho—.1%
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
(Albertson College of Idaho Project) (LOC; Key Bank)	3.64	2/7/07	4,070,000	[a]	4,070,000
Illinois—2.2%
Chicago O’Hare International Airport, General Airport Third Lien
Revenue (Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.66	2/7/07	5,110,000	[a,b]	5,110,000
Illinois, GO Notes (Merlots Program) (Insured;
FSA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	16,880,000	[a,b]	16,880,000
Illinois, GO Notes (Merlots Program) (Insured;
MBIA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	9,935,000	[a,b]	9,935,000
Regional Transportation Authority, GO Notes (Merlots Program)
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	10,085,000	[a,b]	10,085,000
Roaring Fork Municipal Products LLC (Chicago,
Second Lien Water Revenue) (Insured;
AMBAC and Liquidity Facility; The Bank of New York)	3.68	2/7/07	6,450,000	[a,b]	6,450,000
Roaring Fork Municipal Products LLC (Chicago Board of Education)
(Insured; FSA and Liquidity Facility; The Bank of New York)	3.69	2/7/07	13,450,000	[a,b]	13,450,000

36

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Indiana—3.2%
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit Group)	3.62	6/1/07	14,000,000		14,000,000
Indianapolis Local Public Improvement Bond Bank, Notes	4.00	7/5/07	51,425,000		51,520,639
Indianapolis Local Public Improvement Bond Bank, Notes	4.00	7/5/07	6,375,000		6,386,856
Merrillville Community School Corporation, Temporary Loan Warrants	4.00	12/31/07	20,000,000		20,070,373
Iowa—3.0%
Iowa, TRAN	4.25	6/29/07	40,000,000		40,114,735
Iowa Finance Authority, Health Facilities Revenue
(Care Initiatives Project) (LOC; KBC Bank)	3.78	2/1/07	5,000,000	[a]	5,000,000
Louisa County, PCR, Refunding (Midwest Power Systems Inc. Project)	3.57	2/7/07	27,900,000	[a]	27,900,000
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Citibank NA and LOC; Citigroup Global Market Holdings)	3.66	2/7/07	11,810,000	[a,b]	11,810,000
Kansas—.5%
Olathe, Temporary Notes	4.00	6/1/07	15,500,000		15,521,941
Kentucky—.7%
Madisonville, HR (Trover Clinic Foundation, Incorporated) (Insured;
Assured Guaranty and Liquidity Facility; JPMorgan Chase Bank)	3.64	2/7/07	19,250,000	[a]	19,250,000
Louisiana—3.2%
Bank of New York Municipal Certificates Trust (Liquidity Facility;
The Bank of New York and LOC; The Bank of New York)	3.70	2/7/07	18,910,000	[a,b]	18,910,000
Louisiana Municipal Natural Gas Purchasing
and Distribution Authority, Revenue (Putters Program)
(Gas Project Number 1) (Liquidity Facility; JPMorgan Chase
Bank and LOC; JPMorgan Chase Bank)	3.67	2/7/07	29,000,000	[a,b]	29,000,000
Louisiana Public Facilities Authority, HR (Touro Infirmany
Project) (Liquidity Facility; Merrill Lynch)	3.67	2/7/07	34,045,000	[a,b]	34,045,000
Tobacco Settlement Financing Corporation of Louisiana, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.70	2/7/07	9,115,000	[a,b]	9,115,000
Maryland—.2%
Frederick County, Revenue, Refunding (Manekin-
Frederick Associates Facility) (LOC; M&T Bank)	3.73	2/7/07	2,700,000	[a]	2,700,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau Inc. Facility) (LOC; M&T Bank)	3.68	2/7/07	2,475,000	[a]	2,475,000
Massachusetts—3.8%
Massachusetts, CP (LOC; Dexia Credit Locale)	3.63	2/20/07	5,000,000		5,000,000
Massachusetts Development Finance Agency, Revenue
(Lesley University Issue) (LOC; Bank of America)	3.65	2/7/07	7,300,000	[a]	7,300,000
Massachusetts Development Finance Agency, Revenue
(Northfield Mount Hermon School Issue) (Insured;
Radian Bank and Liquidity Facility; Bank of America)	3.68	2/7/07	15,000,000	[a]	15,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Radian Bank and Liquidity
Facility: Bank of America and State Street Bank and Trust Co.)	3.58	2/7/07	32,700,000	[a]	32,700,000

The Funds 37

STATEMENT OF INVESTMENTS (continued)
Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(Wentworth Institute of Technology, Inc. Issue)
(Insured; Radian Bank and Liquidity Facility; Bank of America)	3.68	2/7/07	17,900,000	[a]	17,900,000
Massachusetts Health and Educational Facilities
Authority, CP (Harvard University Issue)	3.58	2/9/07	10,500,000		10,500,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Cape Cod Healthcare Obligated Group Issue)
(Insured; Assured Guaranty and Liquidity Facility; Bank of America)	3.64	2/7/07	20,000,000	[a]	20,000,000
Michigan—5.3%
Detroit, GO Notes, TAN (LOC; Scotia Bank)	4.50	3/1/07	11,945,000		11,951,879
Detroit, Sewage Disposal Revenue (Merlots Program)
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	22,015,000	[a,b]	22,015,000
Detroit Downtown Development Authority, LR, Refunding
(Millender Center Project) (LOC; HSBC Bank USA)	3.75	2/7/07	17,200,000	[a]	17,200,000
Detroit Water Supply System, Water Revenue (Merlots Program)
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	10,470,000	[a,b]	10,470,000
Michigan, GO Notes (LOC; DEPFA Bank PLC)	4.25	9/28/07	30,000,000		30,143,152
Michigan Building Authority, Revenue, CP (LOC: State
Street Bank and Trust Co. and The Bank of New York)	3.55	2/22/07	8,930,000		8,930,000
Michigan Higher Education Facilities Authority, Revenue,
Refunding (Walsh College Project) (LOC; Commerce Bank)	3.65	2/7/07	10,195,000	[a]	10,195,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.54	2/7/07	10,000,000	[a]	10,000,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.54	2/7/07	15,000,000	[a]	15,000,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.54	2/7/07	5,200,000	[a]	5,200,000
Waterford Township Economic Development Corporation, LOR,
Refunding (Canterbury Health Care Inc. Project) (LOC; KBC Bank)	3.66	2/7/07	10,815,000	[a]	10,815,000
Minnesota—2.2%
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	3.56	3/8/07	30,000,000		30,000,000
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)
(Liquidity Facility; Wells Fargo Bank)	3.55	2/8/07	5,000,000		5,000,000
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)
(Liquidity Facility; Wells Fargo Bank)	3.58	2/12/07	21,500,000		21,500,000
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.58	3/7/07	6,100,000		6,100,000
Mississippi—1.1%
Mississippi Business Finance Corporation, Health Care Facilities Revenue
(Rush Medical Foundation Project) (LOC; Regions Bank)	3.65	2/7/07	25,000,000	[a]	25,000,000
Mississippi Business Finance Corporation, Revenue (Outback 98
West CC, LLC Project) (LOC; First Tennessee Bank N.A.)	3.64	2/7/07	5,600,000	[a]	5,600,000

38

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Missouri—.4%
Saint Louis, General Fund Revenue, TRAN	4.50	6/29/07	10,000,000		10,029,312
Nebraska—.8%
Nebhelp Inc., Revenue (Insured; MBIA and Liquidity
Facility; Lloyds TSB Bank PLC)	3.60	2/7/07	11,780,000	[a]	11,780,000
Scotts Bluff County Hospital Authority Number 1, HR,
Refunding (Regional West Medical Center)
(Insured; Radian and Liquidity Facility; Key Bank)	3.64	2/7/07	9,800,000	[a]	9,800,000
Nevada—2.4%
Clark County, Highway Revenue, CP (Motor Vehicle Fuel
Tax) (LOC; Landesbank Hessen-Thuringen Girozentrale)	3.65	5/29/07	17,500,000		17,500,000
Clark County School District, GO Notes (Merlots Program)
(Insured; FSA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	9,890,000	[a,b]	9,890,000
Clark County School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.66	2/7/07	6,935,000	[a,b]	6,935,000
Las Vegas Valley Water District, CP (LOC:
BNP Paribas and Lloyds TSB Bank PLC)	3.56	2/12/07	34,600,000		34,600,000
New Hampshire—.3%
New Hampshire Health and Education Facilities
Authority, HR (Catholic Medical Center Issue)
(LOC; Citizens Bank of Massachusetts)	3.63	2/7/07	9,395,000	[a]	9,395,000
New Jersey—.3%
New Jersey, TRAN	4.50	6/22/07	9,650,000		9,682,368
New York—4.5%
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.60	2/14/07	10,000,000		10,000,000
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.60	2/15/07	15,000,000		15,000,000
New York City Transitional Finance Authority,
General Capital Purpose BAN	4.25	6/29/07	75,000,000		75,216,857
Tobacco Settlement Financing Corporation of New York,
Asset Backed Revenue Bonds (State Contingency
Contract Secured) (Liquidity Facility; DEPFA Bank PLC)	3.66	2/7/07	17,495,000	[a,b]	17,495,000
Tobacco Settlement Financing Corporation of New York,
Revenue (Liquidity Facility: Landesbank Hessen-
Thuringen Girozentrale and Merril Lynch)	3.66	2/7/07	10,000,000	[a,b]	10,000,000
Ohio—3.2%
Akron Bath Copley Joint Township Hospital District, Health
Care Facilities Revenue (Sumner Project) (LOC; KBC Bank)	3.64	2/7/07	5,300,000	[a]	5,300,000
Cincinnati School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.66	2/7/07	6,835,000	[a,b]	6,835,000

The Funds 39

STATEMENT OF INVESTMENTS (continued)
Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Revenue,
Refunding (Judson Project) (LOC; National City Bank)	3.66	2/7/07	11,320,000	[a]	11,320,000
Franklin County, Health Care Facilities Refunding and
Improvement Revenue (Ohio Presbyterian Retirement Services)
(Insured; Radian Group and Liquidity Facility; National City Bank)	3.64	2/7/07	12,000,000	[a]	12,000,000
Franklin County, Health Care Facilities Revenue
(Creekside at the Village Project) (LOC; Key Bank)	3.64	2/7/07	7,250,000	[a]	7,250,000
Hamilton County, Hospital Facilities Revenue (Christ Hospital)
(Insured; FSA and Liquidity Facility; Svenska Handelsbanken)	3.69	2/7/07	45,000,000	[a,b]	45,000,000
Ohio Higher Education Facility, Revenue
(Ashland University Project) (LOC; Key Bank)	3.66	2/7/07	4,800,000	[a]	4,800,000
Oklahoma—.4%
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; Lloyds TSB Bank PLC)	3.60	3/1/07	3,450,000		3,450,000
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	3.55	4/1/07	2,665,000		2,665,000
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; Bank of America)	3.55	4/1/07	5,000,000		5,000,000
Oregon—.8%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale and LOC; Trinity Funding Group)	3.67	2/7/07	8,960,000	[a,b]	8,960,000
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	3.66	2/7/07	5,670,000	[a]	5,670,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	3.66	2/7/07	9,150,000	[a]	9,150,000
Pennsylvania—17.8%
Bethlehem Area School District, GO Notes
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	54,990,000	[a]	54,990,000
Chestnut Ridge School District, GO
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	10,875,000	[a]	10,875,000
Dauphin County General Authority, Revenue (Insured;
FSA and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.53	2/7/07	65,100,000	[a]	65,100,000
Dauphin County General Authority, Revenue (Insured;
FSA and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.53	2/7/07	14,010,000	[a]	14,010,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program II)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.64	2/7/07	90,465,000	[a]	90,465,000
Emmaus General Authority
(Pennsylvania Variable Rate Loan Program)	3.65	2/7/07	38,615,000	[a]	38,615,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.53	2/7/07	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.53	2/7/07	14,500,000	[a]	14,500,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	8,000,000	[a]	8,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	10,600,000	[a]	10,600,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	13,000,000	[a]	13,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	4,000,000	[a]	4,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.53	2/7/07	11,900,000	[a]	11,900,000
Emmaus General Authority, Local Government
Revenue (LOC; Goldman Sachs and Co.)	3.53	2/7/07	13,075,000	[a]	13,075,000
Harrisburg Authority, Water Revenue, Refunding
(Insured; FGIC and Liquidity Facility; FGIC)	3.66	2/7/07	14,405,000	[a]	14,405,000
Lancaster County, GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank of Canada)	3.64	2/7/07	20,205,000	[a]	20,205,000
Lancaster County Hospital Authority, Health Center
Revenue (Luthercare Project) (LOC; M&T Bank)	3.66	2/7/07	14,180,000	[a]	14,180,000
Lebanon County Health Facilities Authority,
Revenue (Cornwall Manor Project) (Insured;
Radian Bank and Liquidity Facility; Bank of America)	3.69	2/7/07	5,510,000	[a]	5,510,000
Pennsylvania Higher Educational Facilities Authority,
Student Housing Revenue (Washington and Jefferson
Development Corp.— Washington and Jefferson
College Project) (LOC; Unicredito Italiano SPA)	3.64	2/7/07	8,000,000	[a]	8,000,000
Philadelphia School District, GO Notes, TRAN (LOC; Bank of America)	4.50	6/29/07	14,500,000		14,540,762
Schuylkill County, GO Notes (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	3.66	2/7/07	6,420,000	[a]	6,420,000
Spring Grove Area School District, GO Notes (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	17,495,000	[a]	17,495,000
Spring Grove Area School District, GO Notes (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	20,000,000	[a]	20,000,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem Area School District Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	28,500,000	[a]	28,500,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.64	2/7/07	3,482,000	[a]	3,482,000
South Carolina—.5%
Greer, Combined Utilities System Revenue (Merlots Program)
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	8,300,000	[a,b]	8,300,000
South Carolina Jobs—Economic Development Authority,
Health Facilities Revenue, Refunding (The Episcopal Church Home)
(Insured; Radian Bank and Liquidity Facility; Wachovia Bank)	3.64	2/7/07	6,920,000	[a]	6,920,000
South Dakota—.5%
South Dakota Housing Development Authority, SFMR (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Pallas Capital Corporation)	3.69	2/7/07	13,080,000	[a,b]	13,080,000
Tennessee—10.6%
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; Regions Bank)	3.63	2/7/07	3,555,000	[a]	3,555,000

The Funds 41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Tennessee (continued)
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; Regions Bank)	3.63	2/7/07	5,000,000	[a]	5,000,000
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; Regions Bank)	3.63	2/7/07	6,500,000	[a]	6,500,000
Claiborne County Industrial Development Board, Revenue
(Lincoln Memorial University Project) (LOC; Amsouth Bank)	3.64	2/7/07	9,000,000	[a]	9,000,000
Franklin Industrial Development Board, Multifamily Revenue
(Landings Apartment Project) (Liquidity Facility;
Goldman Sachs Group and LOC; Goldman Sachs Group)	3.95	2/7/07	30,720,000	[a,b]	30,720,000
Knoxville, Wastewater Systems Revenue (Putters Program)
(Insured; MBIA and Liquidity Facility; PB Finance Inc.)	3.66	2/7/07	8,085,000	[a,b]	8,085,000
Metropolitan Government Nashville and Davidson County Health
and Education Facilities Board, Revenue, CP (Vanderbilt University)	3.55	2/28/07	15,000,000		15,000,000
Municipal Energy Acquisition Corporation,
Gas Revenue (Putters Program) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	3.67	2/7/07	13,375,000	[a,b]	13,375,000
Sevier County Public Building Authority,
Local Government Public Improvement Revenue
(Insured; AMBAC and Liquidity Facility; KBC Bank)	3.63	2/7/07	7,395,000	[a]	7,395,000
Sevier County Public Building Authority,
Local Government Public Improvement Revenue (Insured; AMBAC
and Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3.63	2/7/07	7,485,000	[a]	7,485,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3.63	2/7/07	10,000,000	[a]	10,000,000
Shelby County Health, Educational and Housing Facility Board,
HR (Methodist Healthcare) (Insured; MBIA)	5.50	4/1/07	1,755,000		1,760,374
Shelby County Health, Educational and Housing Facility Board,
HR (Methodist Healthcare) (Insured; MBIA)	5.50	4/1/07	1,740,000		1,745,328
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.67	2/7/07	25,000,000	[a,b]	25,000,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	3.66	2/7/07	92,725,000	[a,b]	92,725,000
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Liquidity Facility;
Goldman Sachs Group and LOC; Goldman Sachs Group)	3.66	2/7/07	50,000,000	[a,b]	50,000,000
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Merlots Program)
(Liquidity Facility; The Bank of New York)	3.54	2/7/07	20,000,000	[a,b]	20,000,000
Texas—9.1%
ABN AMRO Munitops Certificates Trust,
Water Revenue (Tarrant Regional Water District)
(Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.66	2/7/07	10,260,000	[a,b]	10,260,000
Dallas, Airport System Revenue (Insured; AMBAC)	5.00	4/1/07	6,000,000		6,014,186

42

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Texas (continued)
Dallas Area Rapid Transit, Transportation
Revenue (Merlots Program) (Insured: AMBAC
and FGIC and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	24,055,000	[a,b]	24,055,000
Harris County, GO Notes, TAN	4.50	2/28/07	7,300,000		7,304,247
Harris County Metropolitan Transit Authority,
Sales Tax and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.70	8/15/07	20,000,000		20,000,000
Houston, Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.53	3/7/07	20,000,000		20,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.63	2/6/07	5,000,000		5,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.60	3/13/07	35,000,000		35,000,000
Houston, Utility System Revenue, CP (Liquidity Facility:
Dexia Credit Locale and Landesbank Baden-Wurttemberg)	3.62	2/15/07	7,000,000		7,000,000
Lower Colorado River Authority, Revenue,
CP (LCRA Transportation Services Corporation)
(Liquidity Facility; JPMorgan Chase Bank)	3.50	2/8/07	30,700,000		30,700,000
North Central Texas Health Facilities Development
Corporation, Revenue, CP (Methodist Hospital)
(Insured; AMBAC and Liquidity Facility; Dexia Credit Locale)	3.53	2/6/07	24,000,000		24,000,000
North Central Texas Health Facilities Development
Corporation, Revenue, CP (Methodist Hospital)
(Insured; AMBAC and Liquidity Facility; Dexia Credit Locale)	3.57	2/15/07	20,000,000		20,000,000
North Central Texas Health Facilities Development
Corporation, Revenue, CP (Methodist Hospital)
(Insured; AMBAC and Liquidity Facility; Dexia Credit Locale)	3.62	5/2/07	12,000,000		12,000,000
San Antonio, Water Revenue (Merlots Program)
(Liquidity Facility; Wachovia Bank)	3.53	2/7/07	10,000,000	[a,b]	10,000,000
San Antonio, Water System, CP
(Liquidity Facility; Bank of America)	3.57	3/14/07	17,700,000		17,700,000
Spring Independent School District, Schoolhouse
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.75	8/15/07	5,000,000		5,000,000
Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch Capital Services)	3.68	2/7/07	5,325,000	[a,b]	5,325,000
Vermont—1.0%
University of Vermont and State Argricultural College, CP	3.62	2/13/07	2,000,000		2,000,000
Vermont Educational and Health Buildings Financing
Agency, HR (Rutland Regional Medical Center Project)
(Insured; Radian Group and Liquidity Facility; TD Banknorth N.A.)	3.73	2/1/07	7,530,000	[a]	7,530,000
Vermont Educational and Health Buildings Financing
Agency, HR (Rutland Regional Medical Center Project)
(Insured; Radian Group and Liquidity Facility; TD BankNorth N.A.)	3.73	2/1/07	19,025,000	[a]	19,025,000
Virginia—2.3%
Alexandria Industrial Development Authority, Revenue
(Institute for Defense Analyses Project) (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3.65	2/7/07	13,675,000	[a]	13,675,000

The Funds 43

STATEMENT OF INVESTMENTS (continued)
			Principal
Dreyfus Tax Exempt Cash Management (continued)			Amount ($)		Value ($)

Short-Term Investments (continued)

Virginia (continued)
Norfolk Redevelopment and Housing Authority,
First Mortgage Revenue (Fort Norfolk Retirement
Community, Inc.— Harbor’s Edge Project) (LOC; HSH Nordbank AG)	3.63	2/7/07	20,000,000	[a]	20,000,000
Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.66	2/7/07	7,500,000	[a,b]	7,500,000
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	3.79	2/13/07	24,000,000		24,000,000
Washington—2.0%
Energy Northwest, Electric Revenue, Refunding
(Putters Program) (Columbia Generating Station)
(Insured; AMBAC and Liquidity Facility; PB Finance Inc.)	3.66	2/7/07	5,235,000	[a,b]	5,235,000
Washington, GO Notes (Merlots Program) (Insured: FGIC
and MBIA and Liquidity Facility; Wachovia Bank)	3.53	2/7/07	20,000,000	[a,b]	20,000,000
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance) (LOC; Key Bank)	3.65	2/7/07	4,150,000	[a]	4,150,000
Washington Higher Education Facilities Authority, Revenue
(Saint Martin’s College Project) (LOC; U.S. Bank NA)	3.68	2/7/07	6,695,000	[a]	6,695,000
Washington Housing Finance Commission, Nonprofit Revenue,
Refunding (Horizon House Project) (LOC; Bank of America)	3.64	2/7/07	19,800,000	[a]	19,800,000
Wisconsin—.8%
Badger Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC and Merrill Lynch)	3.67	2/7/07	5,860,000	[a,b]	5,860,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Saint John’s Communities, Inc.) (Insured; Radian Bank
and Liquidity Facility; Marshall and Ilsley Bank)	3.64	2/7/07	5,700,000	[a]	5,700,000
Wisconsin Public Power Inc., Power Supply System
Revenue (Putters Program) (Insured; AMBAC
and Liquidity Facility; PB Capital Finance)	3.66	2/7/07	10,360,000	[a,b]	10,360,000
Wyoming—.3%
Natrona County, HR, Refunding (Wyoming Medical Center Project)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.52	2/7/07	8,700,000	[a]	8,700,000

Total Investments (cost $2,854,380,897)			99.7%		2,854,380,897
Cash and Receivables (Net)			.3%		9,221,731
Net Assets			100.0%		2,863,602,628

See footnotes on page 45.
See notes to financial statements.

44

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
				Value (%) †

			Dreyfus	Dreyfus	Dreyfus
			Municipal Cash	New York	Tax Exempt
			Management	Municipal Cash	Cash
Fitch or	Moody’s	or Standard & Poor’s	Plus	Management	Management

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	88.1	86.9	95.6
AAA, AA, A [e]	Aaa, Aa, A [e]	AAA, AA, A [e]	5.5	6.5	4.4
Not Rated [f]	Not Rated [f]	Not Rated [f]	6.4	6.6	.0
			100.0	100.0	100.0

† Based on total investments.
[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, Dreyfus Municipal Cash Management Plus amounted to $310,960,390 or 27.9%, Dreyfus New York Municipal Cash Management
amounted to $155,470,000 or 27.1%, and Dreyfus Tax Exempt Cash Management amounted to $723,880,000 or 25.3% of net assets.
[c] Purchased on delayed delivery basis.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
[f] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Funds 45

STATEMENT OF ASSETS AND LIABILITIES
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2007

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a,b) †	13,500,386	10,422,168	4,541,651[a]	1,932,824	5,313,000[a]	1,788,508
Cash	—	—	—	434	—	—
Interest receivable	45,757	36,895	8,669	4,284	761	—
	13,546,143	10,459,063	4,550,320	1,937,542	5,313,761	1,788,508

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	2,760	2,370	981	507	1,253	423
Cash overdraft due to Custodian	41,647	8,323	5,908	—	14,993	3,988
Payable for investment securities purchased	328,963	197,409	—	—	—	—
Payable for shares of Beneficial
Interest/Common Stock redeemed	357	9,018	306	1,500	—	32
	373,727	217,120	7,195	2,007	16,246	4,443

Net Assets ($)	13,172,416	10,241,943	4,543,125	1,935,535	5,297,515	1,784,065

Composition of Net Assets ($):
Paid-in capital	13,173,972	10,250,504	4,545,962	1,935,537	5,297,611	1,784,691
Accumulated net realized gain
(loss) on investments	(1,556)	(8,561)	(2,837)	(2)	(96)	(626)

Net Assets ($)	13,172,416	10,241,943	4,543,125	1,935,535	5,297,515	1,784,065

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	11,062,589	6,494,627	3,117,774	1,004,903	3,429,301	1,043,487
Shares Outstanding	11,063,923	6,501,354	3,119,656	1,004,905	3,429,363	1,044,055
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Investor Shares
Net Assets ($)	1,589,716	1,657,909	908,788	275,457	1,470,861	614,517
Shares Outstanding	1,589,868	1,658,866	909,424	275,451	1,470,889	614,587
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	314,553	1,148,039	320,297	313,691	140,629	4,621
Shares Outstanding	314,596	1,148,502	320,471	313,684	140,631	4,616
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Participant Shares
Net Assets ($)	205,558	941,368	196,266	341,484	256,724	121,441
Shares Outstanding	205,585	941,783	196,411	341,497	256,728	121,433
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

† Investments at cost ($)	13,500,386	10,323,478	4,541,651	1,932,824	5,313,000	1,788,508

[a] Amount includes repurchase agreements of $2,057,000,000 and $5,313,000,000 for Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively,
See Note 1(b).
See notes to financial statements.

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Assets ($):
Investments at value—Note 1(a) †	1,168,994	566,698	2,854,381
Cash	—	4,105	—
Interest receivable	5,383	3,055	16,475
	1,174,377	573,858	2,870,856

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	267	113	493
Cash overdraft due to Custodian	27,968	—	6,755
Payable for investment securities purchased	30,060	—	—
Payable for shares of Beneficial Interest redeemed	429	302	5
	58,724	415	7,253

Net Assets ($)	1,115,653	573,443	2,863,603

Composition of Net Assets ($):
Paid-in capital	1,115,653	573,367	2,863,595
Accumulated net realized gain (loss) on investments	—	76	8

Net Assets ($)	1,115,653	573,443	2,863,603

Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	595,509	376,896	2,333,187
Shares Outstanding	595,628	376,844	2,333,237
Net Asset Value Per Share ($)	1.00	1.00	1.00

Investor Shares
Net Assets ($)	206,261	120,292	288,210
Shares Outstanding	206,245	120,275	288,207
Net Asset Value Per Share ($)	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	291,246	36,381	212,508
Shares Outstanding	291,231	36,378	212,474
Net Asset Value Per Share ($)	1.00	1.00	1.00

Participant Shares
Net Assets ($)	22,637	39,874	29,698
Shares Outstanding	22,632	39,874	29,677
Net Asset Value Per Share ($)	1.00	1.00	1.00

† Investments at cost ($)	1,168,994	566,698	2,854,381

See notes to financial statements.

The Funds 47

STATEMENT OF OPERATIONS
(amounts in thousands)

Year Ended January 31, 2007

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Investment Income ($):
Interest Income	678,377	477,963	230,001	84,351	225,759	91,527
Expenses:
Management fee—Note 2(a)	26,210	18,509	9,053	3,335	9,029	3,845
Distribution fees—Note 2(b)	4,237	7,310	3,557	2,042	4,443	2,148
Total Expenses	30,447	25,819	12,610	5,377	13,472	5,993
Investment Income—Net	647,930	452,144	217,391	78,974	212,287	85,534

Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—	(37)	(1)	(44)	(323)
Net Increase in Net Assets
Resulting from Operations	647,930	452,144	217,354	78,973	212,243	85,211

See notes to financial statements.
48

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Investment Income ($):
Interest Income	37,638	17,607	105,362
Expenses:
Management fee—Note 2(a)	2,132	1,003	6,039
Distribution fees—Note 2(b)	720	383	945
Total Expenses	2,852	1,386	6,984
Investment Income—Net	34,786	16,221	98,378

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2	76	83
Net Increase in Net Assets Resulting from Operations	34,788	16,297	98,461

See notes to financial statements.

The Funds 49

STATEMENT OF CHANGES IN NET ASSETS
(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.

	Year Ended January 31,		Year Ended January 31,
	2007	2006	2007	2006

Operations ($):
Investment income—net	647,930	401,369	452,144	292,369
Net realized gain (loss) on investments	—	(154)	—	(798)
Net Increase (Decrease) in Net Assets
Resulting from Operations	647,930	401,215	452,144	291,571

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(565,805)	(351,357)	(305,367)	(223,829)
Investor Shares	(57,732)	(35,602)	(63,198)	(35,763)
Administrative Shares	(14,545)	(8,404)	(49,833)	(19,166)
Participant Shares	(9,848)	(6,006)	(33,746)	(13,611)
Total Dividends	(647,930)	(401,369)	(452,144)	(292,369)

Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	102,137,430	88,227,691	82,632,783	102,606,751
Investor Shares	12,712,990	8,207,749	6,245,463	5,299,272
Administrative Shares	3,102,069	3,067,374	5,795,174	5,033,982
Participant Shares	1,361,084	1,793,568	3,071,131	2,572,684
Dividends reinvested:
Institutional Shares	168,884	85,179	120,877	86,879
Investor Shares	16,521	10,546	56,642	32,664
Administrative Shares	4,427	2,320	49,247	19,092
Participant Shares	8,013	5,063	32,839	13,140
Cost of shares redeemed:
Institutional Shares	(100,727,903)	(88,111,203)	(82,166,637)	(105,251,149)
Investor Shares	(12,377,419)	(8,048,703)	(5,919,618)	(5,114,620)
Administrative Shares	(3,042,612)	(3,085,440)	(5,489,719)	(4,759,710)
Participant Shares	(1,374,003)	(1,832,003)	(2,862,522)	(2,348,416)
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	1,989,481	322,141	1,565,660	(1,809,431)
Total Increase (Decrease) In Net Assets	1,989,481	321,987	1,565,660	(1,810,229)

Net Assets ($):
Beginning of Period	11,182,935	10,860,948	8,676,283	10,486,512
End of Period	13,172,416	11,182,935	10,241,943	8,676,283

See notes to financial statements.

50

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2007	2006	2007	2006

Operations ($):
Investment income—net	217,391	147,524	78,974	38,083
Net realized gain (loss) on investments	(37)	(284)	(1)	51
Net Increase (Decrease) in Net Assets
Resulting from Operations	217,354	147,240	78,973	38,134

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(151,006)	(101,439)	(44,534)	(19,681)
Investor Shares	(42,175)	(31,627)	(11,467)	(6,581)
Administrative Shares	(13,086)	(6,881)	(9,295)	(5,413)
Participant Shares	(11,124)	(7,577)	(13,678)	(6,408)
Total Dividends	(217,391)	(147,524)	(78,974)	(38,083)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	29,602,789	25,264,718	4,798,429	2,989,497
Investor Shares	6,108,135	6,351,977	525,736	421,201
Administrative Shares	1,851,747	1,451,334	3,769,622	2,090,491
Participant Shares	1,510,479	1,304,455	1,651,006	1,558,755
Dividends reinvested:
Institutional Shares	61,313	41,829	32,069	16,829
Investor Shares	34,641	25,617	11,063	6,059
Administrative Shares	11,946	5,866	8,477	5,016
Participant Shares	9,164	6,077	12,245	5,580
Cost of shares redeemed:
Institutional Shares	(29,388,591)	(26,035,234)	(4,599,038)	(2,769,866)
Investor Shares	(6,284,070)	(6,614,704)	(503,523)	(394,068)
Administrative Shares	(1,782,909)	(1,530,875)	(3,674,731)	(2,085,241)
Participant Shares	(1,567,294)	(1,355,837)	(1,529,419)	(1,586,703)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	167,350	(1,084,777)	501,936	257,550
Total Increase (Decrease) In Net Assets	167,313	(1,085,061)	501,935	257,601

Net Assets ($):
Beginning of Period	4,375,812	5,460,873	1,433,600	1,175,999
End of Period	4,543,125	4,375,812	1,935,535	1,433,600

See notes to financial statements.

The Funds 51

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury Cash Management		Dreyfus Treasury Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2007	2006	2007	2006

Operations ($):
Investment income—net	212,287	138,913	85,534	68,040
Net realized gain (loss) on investments	(44)	(39)	(323)	(65)
Net Increase (Decrease) in Net Assets
Resulting from Operations	212,243	138,874	85,211	67,975

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(135,008)	(92,357)	(52,494)	(44,635)
Investor Shares	(63,070)	(38,654)	(26,471)	(18,263)
Administrative Shares	(4,382)	(2,274)	(441)	(818)
Participant Shares	(9,827)	(5,628)	(6,128)	(4,324)
Total Dividends	(212,287)	(138,913)	(85,534)	(68,040)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	24,189,105	33,378,971	5,278,720	9,320,877
Investor Shares	10,798,967	9,589,674	2,419,986	3,104,509
Administrative Shares	1,151,481	717,102	43,474	121,635
Participant Shares	1,107,947	531,943	741,686	848,315
Dividends reinvested:
Institutional Shares	39,802	25,325	21,344	20,119
Investor Shares	3,305	3,982	10,705	9,667
Administrative Shares	4,039	2,082	431	797
Participant Shares	4,359	2,389	2,649	1,196
Cost of shares redeemed:
Institutional Shares	(23,816,626)	(32,738,634)	(5,743,676)	(9,187,163)
Investor Shares	(10,651,720)	(9,437,450)	(2,467,024)	(3,075,940)
Administrative Shares	(1,101,677)	(681,475)	(65,470)	(134,971)
Participant Shares	(1,075,037)	(524,471)	(975,092)	(591,166)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	653,945	869,438	(732,267)	437,875
Total Increase (Decrease) In Net Assets	653,901	869,399	(732,590)	437,810

Net Assets ($):
Beginning of Period	4,643,614	3,774,215	2,516,655	2,078,845
End of Period	5,297,515	4,643,614	1,784,065	2,516,655

See notes to financial statements.

	Dreyfus Municipal Cash		Dreyfus New York Municipal		Dreyfus Tax Exempt
	Management Plus		Cash Management		Cash Management

	Year Ended January 31,		Year Ended January 31,		Year Ended January 31,
	2007	2006	2007	2006	2007	2006

Operations ($):
Investment income—net	34,786	21,037	16,221	10,185	98,378	71,085
Net realized gain (loss) on investments	2	(2)	76	4	83	(16)
Net unrealized appreciation
(depreciation) on investments	—	—	—	—	—	(20)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,788	21,035	16,297	10,189	98,461	71,049

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(22,573)	(14,367)	(11,020)	(8,052)	(84,782)	(62,218)
Investor Shares	(5,226)	(3,035)	(3,957)	(1,924)	(8,204)	(4,769)
Administrative Shares	(6,242)	(3,133)	(1,043)	(104)	(4,449)	(3,333)
Participant Shares	(745)	(502)	(205)	(105)	(943)	(765)
Total Dividends	(34,786)	(21,037)	(16,225)	(10,185)	(98,378)	(71,085)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,300,868	7,796,226	1,191,904	1,170,390	16,375,981	21,865,326
Investor Shares	814,722	859,699	429,173	473,007	1,013,704	887,506
Administrative Shares	1,042,223	882,779	172,138	37,565	797,151	689,339
Participant Shares	49,773	93,973	56,542	23,299	209,633	253,871
Dividends reinvested:
Institutional Shares	15,989	9,026	3,879	2,875	36,740	27,380
Investor Shares	5,214	3,018	3,951	1,923	4,297	2,610
Administrative Shares	6,127	3,002	973	103	3,506	2,163
Participant Shares	745	493	203	101	405	374
Cost of shares redeemed:
Institutional Shares	(8,359,657)	(7,666,537)	(1,162,402)	(1,166,195)	(16,724,793)	(21,757,895)
Investor Shares	(793,379)	(788,006)	(437,862)	(420,813)	(984,608)	(875,277)
Administrative Shares	(894,434)	(877,167)	(144,984)	(30,159)	(693,353)	(861,639)
Participant Shares	(53,103)	(89,402)	(19,343)	(26,435)	(221,843)	(232,067)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	135,088	227,104	94,172	65,661	(183,180)	1,691
Total Increase (Decrease) In Net Assets	135,090	227,102	94,244	65,665	(183,097)	1,655

Net Assets ($):
Beginning of Period	980,563	753,461	479,199	413,534	3,046,700	3,045,045
End of Period	1,115,653	980,563	573,443	479,199	2,863,603	3,046,700

See notes to financial statements.

The Funds 53

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.050	(.050)	1.00	5.07	.20	4.98	11,063
2006	1.00	.032	(.032)	1.00	3.28	.20	3.24	9,484
2005	1.00	.013	(.013)	1.00	1.31	.20	1.30	9,283
2004	1.00	.010	(.010)	1.00	.99	.20	.99	9,507
2003	1.00	.016	(.016)	1.00	1.66	.20	1.65	11,410
Investor Shares
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.80	.45	4.73	1,590
2006	1.00	.030	(.030)	1.00	3.03	.45	2.99	1,238
2005	1.00	.011	(.011)	1.00	1.06	.45	1.05	1,068
2004	1.00	.007	(.007)	1.00	.74	.45	.74	1,254
2003	1.00	.014	(.014)	1.00	1.41	.45	1.40	1,814
Administrative Shares
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	4.96	.30	4.88	315
2006	1.00	.031	(.031)	1.00	3.18	.30	3.14	251
2005	1.00	.012	(.012)	1.00	1.21	.30	1.20	266
2004	1.00	.009	(.009)	1.00	.89	.30	.89	255
2003	1.00	.015	(.015)	1.00	1.56	.30	1.55	669
Participant Shares
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.65	.60	4.58	206
2006	1.00	.028	(.028)	1.00	2.87	.60	2.84	210
2005	1.00	.009	(.009)	1.00	.91	.60	.90	244
2004	1.00	.006	(.006)	1.00	.59	.60	.59	132
2003	1.00	.012	(.012)	1.00	1.26	.60	1.25	118

See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	5.06	.20	4.95	6,495
2006	1.00	.032	(.032)	1.00	3.29	.20	3.23	5,908
2005	1.00	.013	(.013)	1.00	1.32	.20	1.23	8,466
2004	1.00	.011	(.011)	1.00	1.06	.20	1.07	14,249
2003	1.00	.018	(.018)	1.00	1.78	.20	1.78	24,637
Investor Shares
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.80	.45	4.70	1,658
2006	1.00	.030	(.030)	1.00	3.03	.45	2.98	1,275
2005	1.00	.011	(.011)	1.00	1.07	.45	.98	1,058
2004	1.00	.008	(.008)	1.00	.81	.45	.82	1,203
2003	1.00	.015	(.015)	1.00	1.53	.45	1.53	2,166
Administrative Shares
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.95	.30	4.85	1,148
2006	1.00	.031	(.031)	1.00	3.19	.30	3.13	793
2005	1.00	.012	(.012)	1.00	1.22	.30	1.13	500
2004	1.00	.010	(.010)	1.00	.96	.30	.97	1,579
2003	1.00	.017	(.017)	1.00	1.68	.30	1.68	2,030
Participant Shares
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.64	.60	4.55	941
2006	1.00	.028	(.028)	1.00	2.88	.60	2.83	700
2005	1.00	.009	(.009)	1.00	.92	.60	.83	463
2004	1.00	.007	(.007)	1.00	.65	.60	.67	957
2003	1.00	.014	(.014)	1.00	1.38	.60	1.38	1,028

See notes to financial statements.

The Funds 55

FINANCIAL HIGHLIGHTS (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.049	(.049)	1.00	4.99	.20	4.89	3,118
2006	1.00	.032	(.032)	1.00	3.23	.20	3.15	2,842
2005	1.00	.013	(.013)	1.00	1.26	.20	1.20	3,571
2004	1.00	.010	(.010)	1.00	1.03	.20	1.03	5,409
2003	1.00	.017	(.017)	1.00	1.75	.20	1.74	8,084
Investor Shares
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.72	.45	4.64	909
2006	1.00	.029	(.029)	1.00	2.97	.45	2.90	1,050
2005	1.00	.010	(.010)	1.00	1.01	.45	.95	1,287
2004	1.00	.008	(.008)	1.00	.78	.45	.78	1,307
2003	1.00	.015	(.015)	1.00	1.50	.45	1.49	1,591
Administrative Shares
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.88	.30	4.79	320
2006	1.00	.031	(.031)	1.00	3.12	.30	3.05	240
2005	1.00	.012	(.012)	1.00	1.16	.30	1.10	313
2004	1.00	.009	(.009)	1.00	.93	.30	.93	900
2003	1.00	.016	(.016)	1.00	1.65	.30	1.64	1,138
Participant Shares
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.57	.60	4.49	196
2006	1.00	.028	(.028)	1.00	2.81	.60	2.75	244
2005	1.00	.009	(.009)	1.00	.86	.60	.80	289
2004	1.00	.006	(.006)	1.00	.62	.60	.63	607
2003	1.00	.013	(.013)	1.00	1.35	.60	1.34	645

See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.95	.20	4.86	1,005
2006	1.00	.031	(.031)	1.00	3.18	.20	3.21	773
2005	1.00	.012	(.012)	1.00	1.21	.20	1.19	537
2004	1.00	.009	(.009)	1.00	.94	.20	.91	415
2003	1.00	.016	(.016)	1.00	1.61	.20	1.60	285
Investor Shares
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.69	.45	4.61	275
2006	1.00	.029	(.029)	1.00	2.92	.45	2.96	242
2005	1.00	.010	(.010)	1.00	.96	.45	.94	209
2004	1.00	.007	(.007)	1.00	.69	.45	.66	243
2003	1.00	.014	(.014)	1.00	1.36	.45	1.35	273
Administrative Shares
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.85	.30	4.76	314
2006	1.00	.030	(.030)	1.00	3.08	.30	3.11	210
2005	1.00	.011	(.011)	1.00	1.11	.30	1.09	200
2004	1.00	.008	(.008)	1.00	.84	.30	.81	130
2003	1.00	.015	(.015)	1.00	1.51	.30	1.50	216
Participant Shares
Year Ended January 31,
2007	1.00	.044	(.044)	1.00	4.53	.60	4.46	341
2006	1.00	.027	(.027)	1.00	2.77	.60	2.81	208
2005	1.00	.008	(.008)	1.00	.81	.60	.79	230
2004	1.00	.005	(.005)	1.00	.54	.60	.51	229
2003	1.00	.012	(.012)	1.00	1.21	.60	1.20	325

See notes to financial statements.

The Funds 57

FINANCIAL HIGHLIGHTS (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.048	(.048)	1.00	4.89	.20	4.80	3,429
2006	1.00	.031	(.031)	1.00	3.10	.20	3.08	3,017
2005	1.00	.012	(.012)	1.00	1.19	.20	1.16	2,351
2004	1.00	.009	(.009)	1.00	.93	.20	.93	3,312
2003	1.00	.016	(.016)	1.00	1.59	.20	1.57	3,397
Investor Shares
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.63	.45	4.55	1,471
2006	1.00	.028	(.028)	1.00	2.84	.45	2.83	1,320
2005	1.00	.009	(.009)	1.00	.94	.45	.91	1,164
2004	1.00	.007	(.007)	1.00	.68	.45	.68	1,288
2003	1.00	.013	(.013)	1.00	1.34	.45	1.32	999
Administrative Shares
Year Ended January 31,
2007	1.00	.047	(.047)	1.00	4.79	.30	4.70	141
2006	1.00	.030	(.030)	1.00	3.00	.30	2.98	87
2005	1.00	.011	(.011)	1.00	1.09	.30	1.06	49
2004	1.00	.008	(.008)	1.00	.83	.30	.83	20
2003	1.00	.015	(.015)	1.00	1.49	.30	1.47	23
Participant Shares
Year Ended January 31,
2007	1.00	.044	(.044)	1.00	4.47	.60	4.40	257
2006	1.00	.027	(.027)	1.00	2.69	.60	2.68	219
2005	1.00	.008	(.008)	1.00	.79	.60	.76	210
2004	1.00	.005	(.005)	1.00	.52	.60	.53	123
2003	1.00	.012	(.012)	1.00	1.19	.60	1.17	52

See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Prime Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.046	(.046)	1.00	4.68	.20	4.57	1,043
2006	1.00	.029	(.029)	1.00	2.96	.20	2.93	1,487
2005	1.00	.012	(.012)	1.00	1.17	.20	1.14	1,333
2004	1.00	.009	(.009)	1.00	.92	.20	.93	1,785
2003	1.00	.016	(.016)	1.00	1.58	.20	1.56	3,291
Investor Shares
Year Ended January 31,
2007	1.00	.043	(.043)	1.00	4.43	.45	4.32	615
2006	1.00	.027	(.027)	1.00	2.70	.45	2.68	651
2005	1.00	.009	(.009)	1.00	.92	.45	.89	613
2004	1.00	.007	(.007)	1.00	.67	.45	.68	794
2003	1.00	.013	(.013)	1.00	1.32	.45	1.31	1,261
Administrative Shares
Year Ended January 31,
2007	1.00	.045	(.045)	1.00	4.59	.30	4.47	5
2006	1.00	.028	(.028)	1.00	2.86	.30	2.83	26
2005	1.00	.011	(.011)	1.00	1.07	.30	1.04	39
2004	1.00	.008	(.008)	1.00	.82	.30	.83	97
2003	1.00	.015	(.015)	1.00	1.48	.30	1.46	205
Participant Shares
Year Ended January 31,
2007	1.00	.042	(.042)	1.00	4.27	.60	4.17	121
2006	1.00	.025	(.025)	1.00	2.55	.60	2.53	352
2005	1.00	.008	(.008)	1.00	.76	.60	.74	94
2004	1.00	.005	(.005)	1.00	.52	.60	.53	179
2003	1.00	.012	(.012)	1.00	1.18	.60	1.16	321

See notes to financial statements.

The Funds 59

FINANCIAL HIGHLIGHTS (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.37	.20	3.33	596
2006	1.00	.024	(.024)	1.00	2.39	.20	2.34	638
2005	1.00	.011	(.011)	1.00	1.13	.20	1.07	500
2004	1.00	.009	(.009)	1.00	.93	.20	.92	722
2003	1.00	.013	(.013)	1.00	1.33	.20	1.31	224
Investor Shares
Year Ended January 31,
2007	1.00	.031	(.031)	1.00	3.11	.45	3.08	206
2006	1.00	.021	(.021)	1.00	2.13	.45	2.09	180
2005	1.00	.009	(.009)	1.00	.88	.45	.82	105
2004	1.00	.007	(.007)	1.00	.68	.45	.67	88
2003	1.00	.011	(.011)	1.00	1.08	.45	1.06	92
Administrative Shares
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.27	.30	3.23	291
2006	1.00	.023	(.023)	1.00	2.29	.30	2.24	137
2005	1.00	.010	(.010)	1.00	1.03	.30	.97	129
2004	1.00	.008	(.008)	1.00	.83	.30	.82	108
2003	1.00	.012	(.012)	1.00	1.23	.30	1.21	110
Participant Shares
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.96	.60	2.93	23
2006	1.00	.020	(.020)	1.00	1.98	.60	1.94	25
2005	1.00	.007	(.007)	1.00	.73	.60	.67	20
2004	1.00	.005	(.005)	1.00	.52	.60	.52	19
2003	1.00	.009	(.009)	1.00	.93	.60	.91	16

See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.36	.20	3.31	377
2006	1.00	.023	(.023)	1.00	2.36	.20	2.33	343
2005	1.00	.011	(.011)	1.00	1.10	.20	1.12	336
2004	1.00	.009	(.009)	1.00	.88	.20	.89	308
2003	1.00	.013	(.013)	1.00	1.26	.20	1.25	417
Investor Shares
Year Ended January 31,
2007	1.00	.031	(.031)	1.00	3.10	.45	3.06	120
2006	1.00	.021	(.021)	1.00	2.11	.45	2.08	125
2005	1.00	.008	(.008)	1.00	.85	.45	.87	71
2004	1.00	.006	(.006)	1.00	.63	.45	.64	28
2003	1.00	.010	(.010)	1.00	1.01	.45	1.00	21
Administrative Shares
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.25	.30	3.21	36
2006	1.00	.022	(.022)	1.00	2.26	.30	2.23	8
2005	1.00	.010	(.010)	1.00	1.00	.30	1.02	1
2004	1.00	.008	(.008)	1.00	.79	.30	.79	—[a]
2003	1.00	.011	(.011)	1.00	1.15	.30	1.15	6
Participant Shares
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.94	.60	2.91	40
2006	1.00	.019	(.019)	1.00	1.95	.60	1.93	3
2005	1.00	.007	(.007)	1.00	.70	.60	.72	6
2004	1.00	.005	(.005)	1.00	.48	.60	.49	2
2003	1.00	.009	(.009)	1.00	.86	.60	.85	2

[a] Amount represents less than $1 million.
See notes to financial statements.

The Funds 61

FINANCIAL HIGHLIGHTS (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2007	1.00	.033	(.033)	1.00	3.34	.20	3.29	2,333
2006	1.00	.023	(.023)	1.00	2.36	.20	2.35	2,645
2005	1.00	.011	(.011)	1.00	1.12	.20	1.14	2,510
2004	1.00	.009	(.009)	1.00	.90	.20	.89	1,934
2003	1.00	.013	(.013)	1.00	1.29	.20	1.28	2,073
Investor Shares
Year Ended January 31,
2007	1.00	.030	(.030)	1.00	3.08	.45	3.04	288
2006	1.00	.021	(.021)	1.00	2.11	.45	2.10	255
2005	1.00	.009	(.009)	1.00	.87	.45	.89	240
2004	1.00	.006	(.006)	1.00	.65	.45	.64	122
2003	1.00	.010	(.010)	1.00	1.04	.45	1.03	119
Administrative Shares
Year Ended January 31,
2007	1.00	.032	(.032)	1.00	3.24	.30	3.19	213
2006	1.00	.022	(.022)	1.00	2.26	.30	2.25	105
2005	1.00	.010	(.010)	1.00	1.02	.30	1.04	275
2004	1.00	.008	(.008)	1.00	.80	.30	.79	312
2003	1.00	.012	(.012)	1.00	1.19	.30	1.18	185
Participant Shares
Year Ended January 31,
2007	1.00	.029	(.029)	1.00	2.93	.60	2.89	30
2006	1.00	.019	(.019)	1.00	1.96	.60	1.95	42
2005	1.00	.007	(.007)	1.00	.72	.60	.74	19
2004	1.00	.005	(.005)	1.00	.50	.60	.49	46
2003	1.00	.009	(.009)	1.00	.89	.60	.88	139

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management,Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, is diversified. Dreyfus New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) which currently offers two series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge.The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares: Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not

The Funds 63

NOTES TO FINANCIAL STATEMENTS (continued)

believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At January 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 1 summarizes each fund’s accumulated capital loss carryover available to be applied against future net securities profits, if any, realized subsequent to January 31, 2007.

The tax character of each fund’s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal periods ended January 31, 2007 and January 31, 2006, were all ordinary income.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal periods ended January 31, 2007 and January 31, 2006, were all tax exempt income.

During the period ended January 31, 2007, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York Municipal Cash Management increased accumulated undistributed investment income-net by $4,000 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

At January 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing relating to such classes of shares, for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information and services

Table 1.

			Expiring in fiscal:		($ x 1,000)
	2009†	2011†	2012†	2013†	2014†	2015†	Total
Dreyfus Cash Management	—	—	—	18	1,538	—	1,556
Dreyfus Cash Management Plus, Inc.	—	—	—	562	7,999	—	8,561
Dreyfus Government Cash Management	—	—	172	—	2,628	37	2,837
Dreyfus Government Prime Cash Management	—	—	—	1	—	1	2
Dreyfus Treasury Cash Management	—	—	—	13	39	44	96
Dreyfus Treasury Prime Cash Management	61	—	70	107	65	323	626

† If not applied, the carryovers expire in the above years.

The Funds 65

NOTES TO FINANCIAL STATEMENTS (continued)

related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .25%, .10% and .40% of the value of the average daily net assets of Investor Shares,Administrative Shares and Participant Shares, respec-tively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund’s, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. Table 2 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2007.

Table 3 summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities for each fund.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meet-ing.These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.

Table 2.

	Investor	Administrative		Participant
	Shares ($)		Shares ($)	Shares ($)

Dreyfus Cash Management	3,069,220		300,946	867,057
Dreyfus Cash Management Plus, Inc.	3,348,496		1,015,466	2,945,818
Dreyfus Government Cash Management	2,286,514		275,393	994,497
Dreyfus Government Prime Cash Management	624,803		196,529	1,220,827
Dreyfus Treasury Cash Management	3,455,019		93,248	895,112
Dreyfus Treasury Prime Cash Management	1,526,368		10,338	611,509
Dreyfus Municipal Cash Management Plus	424,865		192,387	102,175
Dreyfus New York Municipal Cash Management	323,445		32,160	27,568
Dreyfus Tax Exempt Cash Management	674,731		138,522	131,444

Table 3.

		Management
		Fees ($)	Distribution Fees ($)

Dreyfus Cash Management		2,337,530		422,045
Dreyfus Cash Management Plus, Inc.		1,560,381		809,196
Dreyfus Government Cash Management		678,513		302,534
Dreyfus Government Prime Cash Management		312,694		194,674
Dreyfus Treasury Cash Management		831,952		421,360
Dreyfus Treasury Prime Cash Management		242,804		179,924
Dreyfus Municipal Cash Management Plus		187,862		78,901
Dreyfus New York Municipal Cash Management		69,804		42,968
Dreyfus Tax Exempt Cash Management		409,491		83,762

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc. Dreyfus Government Cash Management Dreyfus Government Prime Cash Management Dreyfus Treasury Cash Management Dreyfus Treasury Prime Cash Management Dreyfus Municipal Cash Management Plus Dreyfus New York Municipal Cash Management Dreyfus Tax Exempt Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management (the “Funds”) as of January 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial report-ing.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds referred to above at January 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

The Funds 67

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby makes the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2007:

As required by federal tax law rules, shareholders will receive notification of their portion of the funds’ exempt-interest dividends paid for the 2007 calendar year on Form 1099–INT, which will be mailed by January 31, 2008.

For State individual income tax purposes Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2007 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100.00%
Dreyfus Treasury Prime
Cash Management	100.00%

The funds below designate the following percentage of ordianry income dividends paid during the fiscal year ended January 31, 2007 as qualifying “interest related dividends”:

Dreyfus Cash Management	88.51%
Dreyfus Government Cash Management	100.00%
Dreyfus Government Prime
Cash Management	100.00%
Dreyfus Treasury Cash Management	100.00%
Dreyfus Cash Management Plus, Inc	84.63%
Dreyfus Treasury Prime Cash Management	100.00%

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 190

———————

David W. Burke (70)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 81

———————

Isabel Dunst (59)
Board Member (1991)

Principal Occupation During Past 5 Years:
• Partner, Hogan & Hartson

Other Board Memberships and Affiliations:
• Union of Reform Judaism, a religious organization,Trustee

No. of Portfolios for which Board Member Serves: 9

Warren B. Rudman (76)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul,Weiss, Rifkind,Wharton & Garrison, LLP

Other Board Memberships and Affiliations:

  Collins & Aikman Corporation, Director
  Allied Waste Corporation, Director
  Raytheon Company, Director
  Boston Scientific, Director

No. of Portfolios for which Board Member Serves: 41

———————

Benaree Pratt Wiley (60)
Board Member (2007)

Principal Occupation During Past 5 Years:

  Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Blue Cross Blue Shield of Massachusetts, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American,Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lyle Gramley, Emeritus Board Member

The Funds 69

OFFICERS OF THE FUNDS (Unaudited)

J. DAVID OFFICER, President since December 2006.	JOSEPH M. CHIOFFI, Vice President and Assistant Secretary
Chief Operating Officer,Vice Chairman and a director of the Manager,	since August 2005.
and an officer of 90 investment companies (comprised of 190 portfolios)	Associate General Counsel of the Manager, and an officer of 91
managed by the Manager. He is 58 years old and has been an employee	investment companies (comprised of 206 portfolios) managed by the
of the Manager since April 1, 1998.	Manager. He is 45 years old and has been an employee of the Manager

CHARLES CARDONA, Executive Vice President	since June 2000.
since November 2001.	JANETTE E. FARRAGHER, Vice President and Assistant
Vice Chairman and a Director of the Manager, Executive Vice President	Secretary since August 2005.
of the Distributor, President of Dreyfus Institutional Services Division,	Associate General Counsel of the Manager, and an officer of 91
and an officer of 12 investment companies (comprised of 16 portfolios)	investment companies (comprised of 206 portfolios) managed by the
managed by the Manager. He is 51 years old and has been an employee	Manager. She is 44 years old and has been an employee of the Manager
of the Manager since February 1981	since February 1984.

MARK N. JACOBS, Vice President since March 2000.	JOHN B. HAMMALIAN, Vice President and Assistant Secretary
Executive Vice President, Secretary and General Counsel of the Manager,	since August 2005.
and an officer of 91 investment companies (comprised of 206 portfolios)	Associate General Counsel of the Manager, and an officer of 91
managed by the Manager. He is 60 years old and has been an employee	investment companies (comprised of 206 portfolios) managed by the
of the Manager since June 1977.	Manager. He is 43 years old and has been an employee of the Manager

MICHAEL A. ROSENBERG, Vice President and Secretary since	since February 1991.
August 2005.	ROBERT R. MULLERY, Vice President and Assistant Secretary
Associate General Counsel of the Manager, and an officer of 91	since August 2005.
investment companies (comprised of 206 portfolios) managed by the	Associate General Counsel of the Manager, and an officer of 91
Manager. He is 46 years old and has been an employee of the Manager	investment companies (comprised of 206 portfolios) managed by the
since October 1991.	Manager. He is 55 years old and has been an employee of the Manager

JAMES BITETTO, Vice President and Assistant Secretary since	since May 1986.
August 2005.	JEFF PRUSNOFSKY, Vice President and Assistant Secretary
Associate General Counsel and Assistant Secretary of the Manager, and an	since August 2005.
officer of 91 investment companies (comprised of 206 portfolios)	Associate General Counsel of the Manager, and an officer of 91
managed by the Manager. He is 40 years old and has been an employee	investment companies (comprised of 206 portfolios) managed by the
of the Manager since December 1996.	Manager. He is 41 years old and has been an employee of the Manager

JONI LACKS CHARATAN, Vice President and Assistant	since October 1990.
Secretary since August 2005.	JAMES WINDELS, Treasurer since November 2001.
Associate General Counsel of the Manager, and an officer of 91	Director-Mutual Fund Accounting of the Manager, and an officer of 91
investment companies (comprised of 206 portfolios) managed by the	investment companies (comprised of 206 portfolios) managed by the
Manager. She is 51 years old and has been an employee of the Manager	Manager. He is 48 years old and has been an employee of the Manager
since October 1988.	since April 1985.

70

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.	JOSEPH W. CONNOLLY, Chief Compliance Officer since October
Senior Accounting Manager - Taxable Fixed Income Funds of the	2004.
Manager, and an officer of 91 investment companies (comprised of 206	Chief Compliance Officer of the Manager and The Dreyfus Family of
portfolios) managed by the Manager. He is 38 years old and has been an	Funds (91 investment companies, comprised of 206 portfolios). From
employee of the Manager since November 1992.	November 2001 through March 2004, Mr. Connolly was first Vice-

ROBERT ROBOL, Assistant Treasurer since August 2003.	President, Mutual Fund Servicing for Mellon Global Securities Services.
In that capacity, Mr. Connolly was responsible for managing Mellon’s
Senior Accounting Manager — Money Market and Municipal Bond	Custody, Fund Accounting and Fund Administration services to third-
Funds of the Manager, and an officer of 91 investment companies	party mutual fund clients. He is 49 years old and has served in various
(comprised of 206 portfolios) managed by the Manager. He is 42 years	capacities with the Manager since 1980, including manager of the firm’s
old and has been an employee of the Manager since October 1988.	Fund Accounting Department from 1997 through October 2001.

ROBERT SVAGNA, Assistant Treasurer since December 2005.	WILLIAM GERMENIS, Anti-Money Laundering Compliance
Senior Accounting Manager - Equity Funds of the Manager, and an	Officer since October 2002.
officer of 91 investment companies (comprised of 206 portfolios)	Vice President and Anti-Money Laundering Compliance Officer of the
managed by the Manager. He is 39 years old and has been an employee	Distributor, and the Anti-Money Laundering Compliance Officer of 87
of the Manager since November 1990.	investment companies (comprised of 202 portfolios) managed by the
GAVIN C. REILLY, Assistant Treasurer since December 2005.	Manager. He is 36 years old and has been an employee of the Distributor since October 1998.
Tax Manager of the Investment Accounting and Support Department of
the Manager, and an officer of 91 investment companies (comprised of
206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

The Funds 71

For More Information

Dreyfus Cash Management Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	Dreyfus Service Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Ticker Symbols:
Dreyfus Cash Management	Institutional: DICXX	Investor: DVCXX	Administrative: DACXX	Participant: DPCXX
Dreyfus Cash Management Plus, Inc.	Institutional: DCIXX	Investor: DCVXX	Administrative: DCAXX	Participant: DCPXX
Dreyfus Government Cash Management	Institutional: DGCXX	Investor: DGVXX	Administrative: DAGXX	Participant: DPGXX
Dreyfus Government Prime Cash Management	Institutional: DIPXX	Investor: DVPXX	Administrative: DAPXX	Participant: DGPXX
Dreyfus Municipal Cash Management Plus	Institutional: DIMXX	Investor: DVMXX	Administrative: DAMXX	Participant: DMPXX
Dreyfus New York Municipal Cash Management	Institutional: DIYXX	Investor: DVYXX	Administrative: DAYXX	Participant: DPYXX
Dreyfus Tax Exempt Cash Management	Institutional: DEIXX	Investor: DEVXX	Administrative: DEAXX	Participant: DEPXX
Dreyfus Treasury Cash Management	Institutional: DTRXX	Investor: DTVXX	Administrative: DTAXX	Participant: DTPXX
Dreyfus Treasury Prime Cash Management	Institutional: DIRXX	Investor: DVRXX	Administrative: DARXX	Participant: DPRXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how each fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,974 in 2006 and $28,974 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,733 in 2006 and $3,271 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $113 in 2006 and $84 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $791,626 in 2006 and $405,626 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management
By:	/s/ J. David Officer
J. David Officer
President
Date:	March 22, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ J. David Officer
J. David Officer
President
Date:	March 22, 2007
By:	/s/ James Windels
James Windels
Treasurer
Date:	March 22, 2007
EXHIBIT INDEX
	(a)(1)	Code of ethics referred to in Item 2.
	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
	(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)